Schedule of Investments (unaudited)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1, Class A, 8.11%, 09/25/60(a)(b)	USD	510	$ 503,485
522 Funding CLO Ltd.
Series 2018-3A, Class CR, (3-mo. CME Term SOFR + 2.31%), 7.73%, 10/20/31(a)(c)		500	496,877
Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.72%, 04/15/35(a)(c)		430	428,327
ABFC Trust, Series 2007-WMC1, Class A2B, (1-mo. CME Term SOFR + 1.11%), 6.47%, 06/25/37(c)		2,819	2,143,168
AccessLex Institute, Series 2007-A, Class A3, (3-mo. CME Term SOFR + 0.56%), 5.94%, 05/25/36(c)		2,329	2,271,795
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.84%, 07/20/34(a)(c)		4,000	3,996,017
AGL CLO 14 Ltd., Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.82%, 12/02/34(a)(c)		15,870	15,845,348
AGL CLO 3 Ltd.
Series 2020-3A, Class A, (3-mo. CME Term SOFR + 1.56%), 6.96%, 01/15/33(a)(c)		250	250,257
Series 2020-3A, Class D, (3-mo. CME Term SOFR + 3.56%), 8.96%, 01/15/33(a)(c)		1,250	1,225,226
AGL Core CLO 4 Ltd., Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.75%, 04/20/33(a)(c)		4,350	4,347,855
AGL Static CLO 18 Ltd., Series 2022-18A, Class B, (3-mo. CME Term SOFR + 2.00%), 7.41%, 04/21/31(a)(c)		1,840	1,831,173
AIG CLO Ltd., Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 6.80%, 04/20/32(a)(c)		1,740	1,739,232
AIMCO CLO
Series 2017-AA, Class AR, (3-mo. CME Term SOFR + 1.31%), 6.73%, 04/20/34(a)(c)		2,500	2,490,135
Series 2018-BA, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.76%, 01/15/32(a)(c)		1,000	999,044
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 1.88%, 06/25/61(a)(c)		7,922	7,542,172
Series 2021-G, Class B, 3.75%, 06/25/61(a)(c)		1,283	1,200,027
Series 2021-G, Class C, 0.00%, 06/25/61(a)(d)		2,309	1,956,333
Series 2023-B, Class A, 4.25%, 10/25/62(a)(b)		8,536	8,250,144
Series 2023-B, Class B, 4.25%, 10/25/62(a)(b)		881	779,124
Series 2023-B, Class C, 0.00%, 10/25/62(a)(d)		2,207	832,349
Series 2023-B, Class SA, 0.00%, 10/25/62(a)(d)		538	405,490
Allegro CLO II-S Ltd.
Series 2014-1RA, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.75%, 10/21/28(a)(c)		734	733,746
Series 2014-1RA, Class B, (3-mo. CME Term SOFR + 2.41%), 7.82%, 10/21/28(a)(c)		300	299,740
Series 2014-1RA, Class C, (3-mo. CME Term SOFR + 3.26%), 8.67%, 10/21/28(a)(c)		750	741,579
Allegro CLO IV Ltd., Series 2016-1A, Class BR2, (3-mo. CME Term SOFR + 1.81%), 7.21%, 01/15/30(a)(c)		350	350,282
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.79%, 01/17/31(a)(c)		828	827,347
Allegro CLO XI Ltd.
Series 2019-2A, Class A2A, (3-mo. CME Term SOFR + 2.11%), 7.51%, 01/19/33(a)(c)		250	248,369
Security		Par (000)	Value
Asset-Backed Securities (continued)
Allegro CLO XI Ltd.
Series 2019-2A, Class C, (3-mo. CME Term SOFR + 3.26%), 8.66%, 01/19/33(a)(c)	USD	250	$ 250,004
ALM Ltd.
Series 2020-1A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.51%, 10/15/29(a)(c)		250	250,128
Series 2020-1A, Class B, (3-mo. CME Term SOFR + 2.26%), 7.66%, 10/15/29(a)(c)		350	349,832
AMMC CLO XIII Ltd., Series 2013-13A, Class A1R2, (3-mo. CME Term SOFR + 1.31%), 6.71%, 07/24/29(a)(c)		155	154,714
AMSR Trust
Series 2020-SFR4, Class F, 2.86%, 11/17/37(a)		4,000	3,715,354
Series 2020-SFR4, Class G2, 4.87%, 11/17/37(a)		2,537	2,377,620
Series 2021-SFR1, Class F, 3.60%, 06/17/38(a)		2,872	2,383,095
Series 2021-SFR2, Class F1, 3.28%, 08/17/38(a)		3,756	3,356,217
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.86%, 01/19/35(a)(c)		380	378,483
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class A, (3-mo. CME Term SOFR + 1.31%), 6.70%, 01/28/31(a)(c)		943	942,134
Series 2014-3RA, Class B, (3-mo. CME Term SOFR + 1.76%), 7.15%, 01/28/31(a)(c)		1,250	1,249,013
Series 2014-3RA, Class C, (3-mo. CME Term SOFR + 2.11%), 7.50%, 01/28/31(a)(c)		500	494,360
Anchorage Capital CLO 4-R Ltd.
Series 2014-4RA, Class A, (3-mo. CME Term SOFR + 1.31%), 6.70%, 01/28/31(a)(c)		1,872	1,869,847
Series 2014-4RA, Class D, (3-mo. CME Term SOFR + 2.86%), 8.25%, 01/28/31(a)(c)		750	724,837
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR2, (3-mo. CME Term SOFR + 1.35%), 6.74%, 01/28/31(a)(c)		661	659,870
Series 2015-7A, Class BR2, (3-mo. CME Term SOFR + 2.01%), 7.40%, 01/28/31(a)(c)		1,500	1,501,680
Series 2015-7A, Class CR2, (3-mo. CME Term SOFR + 2.46%), 7.85%, 01/28/31(a)(c)		625	622,494
Series 2015-7A, Class D1R2, (3-mo. CME Term SOFR + 3.76%), 9.15%, 01/28/31(a)(c)		1,000	979,112
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR2A, (3-mo. CME Term SOFR + 1.46%), 6.85%, 10/27/34(a)(c)		5,000	4,981,957
Series 2016-8A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 7.45%, 10/27/34(a)(c)		1,000	996,813
Series 2016-8A, Class CR2, (3-mo. CME Term SOFR + 2.66%), 8.05%, 10/27/34(a)(c)		1,000	991,753
Anchorage Capital CLO Ltd.
Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.51%), 6.91%, 10/13/30(a)(c)		215	215,128
Series 2013-1A, Class BR, (3-mo. CME Term SOFR + 2.41%), 7.81%, 10/13/30(a)(c)		500	500,612
Series 2013-1A, Class DR, (3-mo. CME Term SOFR + 7.06%), 12.46%, 10/13/30(a)(c)		1,000	1,000,050
Series 2018-10A, Class A2, (3-mo. CME Term SOFR + 1.76%), 7.16%, 10/15/31(a)(c)		450	450,456
Apidos CLO XII, Series 2013-12A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.74%, 04/15/31(a)(c)		1,352	1,354,231

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Apidos CLO XV, Series 2013-15A, Class A1RR, (3-mo. CME Term SOFR + 1.27%), 6.69%, 04/20/31(a)(c)	USD	946	$ 946,107
Apidos CLO XX, Series 2015-20A, Class A1RA, (3-mo. CME Term SOFR + 1.36%), 6.76%, 07/16/31(a)(c)		358	358,137
Apidos CLO XXVI, Series 2017-26A, Class BR, (3-mo. CME Term SOFR + 2.21%), 7.61%, 07/18/29(a)(c)		2,830	2,821,800
Apidos CLO XXX, Series XXXA, Class A1A, (3-mo. CME Term SOFR + 1.40%), 6.80%, 10/18/31(a)(c)		400	400,268
Apidos CLO XXXIX, Series 2022-39A, Class A1, (3-mo. CME Term SOFR + 1.30%), 6.71%, 04/21/35(a)(c)		5,000	4,989,775
Apidos CLO XXXVI, Series 2021-36A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.28%, 07/20/34(a)(c)		250	248,805
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.80%, 10/22/34(a)(c)		1,780	1,779,720
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)		221	197,649
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL1, Class A, (1-mo. CME Term SOFR + 1.08%), 6.45%, 12/15/35(a)(c)		410	404,255
Series 2021-FL4, Class A, (1-mo. CME Term SOFR + 1.46%), 6.83%, 11/15/36(a)(c)		421	415,795
Series 2022-FL1, Class A, (SOFR (30-day) + 1.45%), 6.79%, 01/15/37(a)(c)		594	582,861
Series 2022-FL2, Class A, (1-mo. CME Term SOFR + 1.85%), 7.21%, 05/15/37(a)(c)		5,328	5,246,846
Ares L CLO Ltd., Series 2018-50A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.26%, 01/15/32(a)(c)		1,000	993,512
Ares LIX CLO Ltd., Series 2021-59A, Class A, (3-mo. CME Term SOFR + 1.29%), 6.67%, 04/25/34(a)(c)		250	249,010
Ares LVI CLO Ltd.
Series 2020-56A, Class AR, (3-mo. CME Term SOFR + 1.42%), 6.80%, 10/25/34(a)(c)		2,130	2,129,552
Series 2020-56A, Class ER, (3-mo. CME Term SOFR + 6.76%), 12.14%, 10/25/34(a)(c)		250	250,452
Ares XLI CLO Ltd., Series 2016-41A, Class BR, (3-mo. CME Term SOFR + 1.71%), 7.11%, 04/15/34(a)(c)		2,500	2,479,077
Ares XLVIII CLO Ltd., Series 2018-48A, Class B, (3-mo. CME Term SOFR + 1.84%), 7.26%, 07/20/30(a)(c)		680	679,127
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A1A, (3-mo. CME Term SOFR + 1.20%), 6.58%, 05/15/30(a)(c)		661	660,446
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3-mo. CME Term SOFR + 1.43%), 6.83%, 10/15/30(a)(c)		533	533,616
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. CME Term SOFR + 0.59%), 5.95%, 05/25/35(c)		40	30,586
ARM Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1, Class A, 2.43%, 11/15/27(a)		138	132,272
Security		Par (000)	Value
Asset-Backed Securities (continued)
Asset Backed Securities Corp. Home Equity Loan Trust OOMC, Series 2005-HE6, Class M6, (1-mo. CME Term SOFR + 1.22%), 6.58%, 07/25/35(c)	USD	914	$ 777,454
Assurant CLO I Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.38%, 10/20/34(a)(c)		1,400	1,387,018
Assurant CLO Ltd., Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.30%), 6.72%, 04/20/31(a)(c)		472	472,038
Atrium IX, Series 9A, Class AR2, (3-mo. CME Term SOFR + 1.25%), 6.64%, 05/28/30(a)(c)		1,775	1,776,887
Atrium XIII
Series 13A, Class A1, (3-mo. CME Term SOFR + 1.44%), 6.85%, 11/21/30(a)(c)		483	482,615
Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.17%, 11/21/30(a)(c)		1,250	1,248,506
Series 13A, Class C, (3-mo. CME Term SOFR + 2.06%), 7.47%, 11/21/30(a)(c)		1,610	1,594,127
BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, 11/15/28		5,035	5,093,586
Bain Capital Credit CLO Ltd.
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 6.65%, 07/20/30(a)(c)		985	983,011
Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.22%), 6.63%, 04/23/31(a)(c)		238	237,329
Series 2018-2A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.74%, 07/19/31(a)(c)		958	957,161
Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.85%, 10/20/34(a)(c)		350	348,462
Ballyrock CLO Ltd.
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.86%), 7.28%, 04/20/31(a)(c)		250	250,052
Series 2023-25A, Class C, (3-mo. CME Term SOFR + 4.70%), 10.02%, 01/25/36(a)(c)		250	249,993
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(c)		5,740	1,199,111
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		1,940	1,857,591
Barings CLO Ltd.
Series 2015-2A, Class AR, (3-mo. CME Term SOFR + 1.45%), 6.87%, 10/20/30(a)(c)		787	786,904
Series 2018-3A, Class A1, (3-mo. CME Term SOFR + 1.21%), 6.63%, 07/20/29(a)(c)		297	296,680
Series 2019-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.75%, 04/20/31(a)(c)		1,170	1,170,836
Battalion CLO 18 Ltd.
Series 2020-18A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.86%, 10/15/36(a)(c)		500	496,121
Series 2020-18A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.41%, 10/15/36(a)(c)		1,000	988,835
Battalion CLO VIII Ltd., Series 2015-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 6.73%, 07/18/30(a)(c)		1,075	1,074,116
Battalion CLO XII Ltd., Series 2018-12A, Class B2R, (3-mo. CME Term SOFR + 2.34%), 7.71%, 05/17/31(a)(c)		250	250,546
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.84%, 07/15/34(a)(c)		3,000	2,983,843

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class B2, (1-mo. CME Term SOFR + 2.59%), 7.95%, 02/28/41(c)	USD	5,459	$ 5,429,837
Bayview Financial Revolving Asset Trust
Series 2005-A, Class A1, (1-mo. CME Term SOFR + 1.11%), 6.47%, 02/28/40(a)(c)		3,398	3,015,211
Series 2005-E, Class A1, (1-mo. CME Term SOFR + 1.11%), 6.47%, 12/28/40(a)(c)		1,253	1,240,704
Series 2005-E, Class A2A, (1-mo. CME Term SOFR + 1.04%), 6.40%, 12/28/40(a)(c)		1,027	980,591
BDS Ltd.
Series 2021-FL7, Class A, (1-mo. CME Term SOFR + 1.18%), 6.54%, 06/16/36(a)(c)		1,777	1,733,268
Series 2021-FL9, Class A, (1-mo. CME Term SOFR + 1.18%), 6.54%, 11/16/38(a)(c)		1,668	1,627,001
Series 2022-FL11, Class ATS, (1-mo. CME Term SOFR + 1.80%), 7.16%, 03/19/39(a)(c)		5,453	5,418,840
Bear Stearns Asset-Backed Securities I Trust
Series 2005-HE8, Class M3, (1-mo. CME Term SOFR + 2.06%), 7.42%, 08/25/35(c)		3,664	3,491,749
Series 2006-HE7, Class 1A2, (1-mo. CME Term SOFR + 0.45%), 5.81%, 09/25/36(c)		97	95,710
Series 2007-HE2, Class 1A4, (1-mo. CME Term SOFR + 0.43%), 5.79%, 03/25/37(c)		918	789,501
Series 2007-HE2, Class 23A, (1-mo. CME Term SOFR + 0.25%), 5.61%, 03/25/37(c)		38	35,051
Series 2007-HE3, Class 1A4, (1-mo. CME Term SOFR + 0.46%), 5.82%, 04/25/37(c)		309	324,227
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R2, (3-mo. CME Term SOFR + 1.71%), 7.11%, 07/15/29(a)(c)		1,680	1,681,501
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A, (3-mo. CME Term SOFR + 1.45%), 6.87%, 07/20/34(a)(c)		1,460	1,462,253
Series 2015-6BR, Class B, (3-mo. CME Term SOFR + 2.06%), 7.48%, 07/20/34(a)(c)		250	249,753
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3-mo. CME Term SOFR + 1.35%), 6.77%, 04/20/31(a)(c)		964	963,696
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 6.78%, 01/20/31(a)(c)		1,605	1,604,189
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class B, (3-mo. CME Term SOFR + 2.26%), 7.66%, 01/15/33(a)(c)		250	250,178
Benefit Street Partners CLO XXIV Ltd., Series 2021-24A, Class D, (3-mo. CME Term SOFR + 3.61%), 9.03%, 10/20/34(a)(c)		500	498,191
Betony CLO 2 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.73%, 04/30/31(a)(c)		235	234,840
BHG Securitization Trust
Series 2021-A, Class A, 1.42%, 11/17/33(a)		121	114,219
Series 2021-A, Class B, 2.79%, 11/17/33(a)		3,714	3,330,615
Series 2022-A, Class E, 4.30%, 02/20/35(a)		700	512,712
Series 2022-C, Class B, 5.93%, 10/17/35(a)		880	874,987
Birch Grove CLO 2 Ltd.
Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 6.92%, 10/19/34(a)(c)		320	319,200
Series 2021-2A, Class B, (3-mo. CME Term SOFR + 2.01%), 7.41%, 10/19/34(a)(c)		250	248,730
Security		Par (000)	Value
Asset-Backed Securities (continued)
Birch Grove CLO Ltd.
Series 19A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.40%, 06/15/31(a)(c)	USD	1,000	$ 998,785
Series 19A, Class DR, (3-mo. CME Term SOFR + 3.61%), 9.00%, 06/15/31(a)(c)		500	498,155
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.85%, 10/22/30(a)(c)		1,762	1,762,854
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.27%, 10/22/30(a)(c)		1,250	1,243,668
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.34%, 08/15/31(a)(c)		700	698,252
BlueMountain CLO XXIII Ltd.
Series 2018-23A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.83%, 10/20/31(a)(c)		250	249,885
Series 2018-23A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.38%, 10/20/31(a)(c)		750	744,405
Series 2018-23A, Class C, (3-mo. CME Term SOFR + 2.41%), 7.83%, 10/20/31(a)(c)		950	940,677
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.39%, 07/25/34(a)(c)		420	415,829
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. CME Term SOFR + 1.52%), 6.92%, 04/15/34(a)(c)		250	248,920
BlueMountain Fuji U.S. CLO III Ltd., Series 2017-3A, Class B, (3-mo. CME Term SOFR + 1.64%), 7.03%, 01/15/30(a)(c)		550	544,442
BPCRE Ltd., Series 2022-FL2, Class A, (1-mo. CME Term SOFR + 2.40%), 7.76%, 01/16/37(a)(c)		2,763	2,757,612
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.49%), 6.91%, 07/20/34(a)(c)		250	249,826
Bristol Park CLO Ltd.
Series 2016-1A, Class BR, (3-mo. CME Term SOFR + 1.71%), 7.11%, 04/15/29(a)(c)		350	350,074
Series 2016-1A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.61%, 04/15/29(a)(c)		250	246,642
Burnham Park CLO Ltd.
Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.83%, 10/20/29(a)(c)		1,950	1,950,044
Series 2016-1A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.18%, 10/20/29(a)(c)		500	498,564
Series 2016-1A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.53%, 10/20/29(a)(c)		250	246,398
Capital One Multi-Asset Execution Trust, Series 2005-B3, Class B3, (3-mo. CME Term SOFR + 0.81%), 6.21%, 05/15/28(c)		2,048	2,035,567
Carbone CLO Ltd., Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.40%), 6.82%, 01/20/31(a)(c)		217	217,525
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3-mo. CME Term SOFR + 1.29%), 6.68%, 04/30/31(a)(c)		2,291	2,286,922
Carlyle Global Market Strategies CLO Ltd.
Series 2013-4A, Class A1RR, (3-mo. CME Term SOFR + 1.26%), 6.66%, 01/15/31(a)(c)		227	227,372
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.23%), 6.63%, 04/17/31(a)(c)		3,583	3,581,478
Series 2014-3RA, Class A1A, (3-mo. CME Term SOFR + 1.31%), 6.70%, 07/27/31(a)(c)		281	280,668

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd.
Series 2014-3RA, Class A1B, (3-mo. CME Term SOFR + 1.56%), 6.95%, 07/27/31(a)(c)	USD	1,000	$ 996,287
Carlyle U.S. CLO Ltd.
Series 2018-4A, Class B, (3-mo. CME Term SOFR + 2.33%), 7.75%, 01/20/31(a)(c)		2,430	2,426,338
Series 2019-1A, Class A1AR, (3-mo. CME Term SOFR + 1.34%), 6.76%, 04/20/31(a)(c)		360	360,004
Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 6.78%, 07/15/32(a)(c)		250	250,242
Series 2021-10A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.83%, 10/20/34(a)(c)		4,360	4,353,842
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.40%), 6.80%, 04/15/34(a)(c)		250	249,595
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A4, (1-mo. CME Term SOFR + 0.36%), 5.72%, 10/25/36(c)		1,384	1,065,021
Series 2006-NC4, Class A3, (1-mo. CME Term SOFR + 0.27%), 5.63%, 10/25/36(c)		25	24,462
Series 2007-FRE1, Class A3, (1-mo. CME Term SOFR + 0.37%), 5.73%, 02/25/37(c)		4,566	4,186,840
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.91%, 10/15/34(a)(c)		1,000	959,691
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 12.41%, 10/15/34(a)(c)		1,250	1,207,984
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(c)		5,047	4,833,429
CBAM Ltd.
Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.51%), 6.93%, 07/20/30(a)(c)		1,132	1,132,682
Series 2018-6A, Class B1R, (3-mo. CME Term SOFR + 2.36%), 7.76%, 01/15/31(a)(c)		1,000	1,000,614
Series 2018-7A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.28%, 07/20/31(a)(c)		500	495,772
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3-mo. CME Term SOFR + 1.34%), 6.76%, 04/20/34(a)(c)		750	747,524
Series 2013-1A, Class BRR, (3-mo. CME Term SOFR + 1.61%), 7.03%, 04/20/34(a)(c)		500	489,578
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3-mo. CME Term SOFR + 1.24%), 6.66%, 04/20/31(a)(c)		1,377	1,375,908
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.76%, 07/17/31(a)(c)		2,000	1,998,615
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3-mo. CME Term SOFR + 1.31%), 6.73%, 04/20/34(a)(c)		500	497,056
Cedar Funding VII CLO Ltd.
Series 2018-7A, Class A1, (3-mo. CME Term SOFR + 1.26%), 6.68%, 01/20/31(a)(c)		330	329,724
Series 2018-7A, Class A2, (3-mo. CME Term SOFR + 1.39%), 6.81%, 01/20/31(a)(c)		250	246,935
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.81%, 10/17/34(a)(c)		2,750	2,740,917
Cedar Funding XI CLO Ltd.
Series 2019-11A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 6.71%, 05/29/32(a)(c)		1,000	998,217
Series 2019-11A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 7.01%, 05/29/32(a)(c)		250	246,158
Security		Par (000)	Value
Asset-Backed Securities (continued)
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.26%, 07/15/33(a)(c)	USD	1,000	$ 990,746
CIFC Funding Ltd.
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 7.41%, 07/16/30(a)(c)		250	250,476
Series 2013-2A, Class A1L2, (3-mo. CME Term SOFR + 1.26%), 6.66%, 10/18/30(a)(c)		1,511	1,510,171
Series 2014-2RA, Class A1, (3-mo. CME Term SOFR + 1.31%), 6.71%, 04/24/30(a)(c)		199	199,288
Series 2014-3A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.87%, 10/22/31(a)(c)		3,500	3,499,861
Series 2014-5A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.86%, 10/17/31(a)(c)		5,250	5,258,294
Series 2015-1A, Class ARR, (3-mo. CME Term SOFR + 1.37%), 6.78%, 01/22/31(a)(c)		232	232,664
Series 2017-5A, Class A1, (3-mo. CME Term SOFR + 1.44%), 6.84%, 11/16/30(a)(c)		222	222,461
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.26%), 6.66%, 04/18/31(a)(c)		3,392	3,393,903
Series 2018-2A, Class A1, (3-mo. CME Term SOFR + 1.30%), 6.72%, 04/20/31(a)(c)		247	246,852
Series 2018-4A, Class A2, (3-mo. CME Term SOFR + 1.96%), 7.36%, 10/17/31(a)(c)		250	249,580
Series 2019-5A, Class A1R1, (3-mo. CME Term SOFR + 1.40%), 6.80%, 01/15/35(a)(c)		250	249,612
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.81%, 10/20/34(a)(c)		7,000	6,991,173
Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.31%), 6.71%, 07/15/33(a)(c)		3,000	3,001,151
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.84%), 7.24%, 07/15/33(a)(c)		2,500	2,488,574
Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.11%), 7.51%, 07/15/33(a)(c)		1,000	990,637
Series 2021-5A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.80%, 07/15/34(a)(c)		1,700	1,701,532
CIT Mortgage Loan Trust, Series 2007-1, Class 1M2, (1-mo. CME Term SOFR + 1.86%), 7.22%, 10/25/37(a)(c)		2,144	1,847,548
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. CME Term SOFR + 0.31%), 5.67%, 05/25/37(c)		951	616,306
Series 2007-AHL2, Class A3C, (1-mo. CME Term SOFR + 0.38%), 5.74%, 05/25/37(c)		443	287,270
Series 2007-WFH2, Class M3, (1-mo. CME Term SOFR + 0.82%), 6.18%, 03/25/37(c)		5,000	4,464,841
Series 2007-WFH4, Class M3A, (1-mo. CME Term SOFR + 2.61%), 7.97%, 07/25/37(c)		1,000	947,898
Clear Creek CLO
Series 2015-1A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.88%, 10/20/30(a)(c)		149	149,007
Series 2015-1A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.63%, 10/20/30(a)(c)		330	329,851
Series 2015-1A, Class ER, (3-mo. CME Term SOFR + 6.56%), 11.98%, 10/20/30(a)(c)		1,000	982,005
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)		508	445,190
Series 2021-B, Class C, 2.72%, 06/25/52(a)		2,393	2,126,453
Series 2021-B, Class D, 3.78%, 06/25/52(a)		500	446,415
Series 2021-C, Class B, 2.72%, 07/26/55(a)		406	355,861
Series 2021-C, Class C, 3.06%, 07/26/55(a)		3,764	3,269,827
Series 2021-C, Class D, 4.11%, 07/26/55(a)		270	233,874

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%, 11/15/28(c)	USD	36	$ 35,043
Series 1998-4, Class M1, 6.83%, 04/01/30(c)		720	678,456
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(c)		2,165	399,825
Series 2000-4, Class A6, 8.31%, 05/01/32(c)		2,157	395,782
Cook Park CLO Ltd., Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.66%), 7.06%, 04/17/30(a)(c)		250	249,057
Countrywide Asset-Backed Certificates
Series 2005-16, Class 1AF, 4.52%, 04/25/36(c)		1,367	1,187,400
Series 2006-11, Class 3AV2, (1-mo. CME Term SOFR + 0.43%), 5.79%, 09/25/46(c)		0	128
Series 2006-22, Class M1, (1-mo. CME Term SOFR + 0.34%), 5.70%, 05/25/47(c)		455	366,169
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. CME Term SOFR + 0.38%), 5.75%, 03/15/34(c)		10	10,093
Credit Suisse Mortgage Trust, Series 2021-JR1, Class A1, 2.47%, 09/27/66(a)(c)		4,139	4,092,362
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.07%, 12/25/36(b)		16	12,890
Series 2006-MH1, Class B1, 6.75%, 10/25/36(a)(b)		1,585	1,547,749
Series 2006-MH1, Class B2, 6.75%, 10/25/36(a)(b)		1,793	1,344,025
Series 2006-SL1, Class A3, (1-mo. CME Term SOFR + 0.55%), 5.91%, 09/25/36(a)(c)		5,584	292,403
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B, (1-mo. CME Term SOFR + 0.41%), 5.78%, 12/15/33(a)(c)		2	1,601
Series 2006-RES, Class 5B1B, (1-mo. CME Term SOFR + 0.30%), 5.67%, 05/15/35(a)(c)		1	1,374
CWHEQ Revolving Home Equity Loan Trust
Series 2006-C, Class 2A, (1-mo. CME Term SOFR + 0.29%), 5.66%, 05/15/36(c)		561	544,825
Series 2006-I, Class 1A, (1-mo. CME Term SOFR + 0.25%), 5.62%, 01/15/37(c)		150	136,376
Deer Creek CLO Ltd.
Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.86%, 10/20/30(a)(c)		595	594,570
Series 2017-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.33%, 10/20/30(a)(c)		750	742,255
Dewolf Park CLO Ltd.
Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.18%), 6.58%, 10/15/30(a)(c)		7,615	7,617,799
Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 2.11%), 7.51%, 10/15/30(a)(c)		500	496,122
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.50%), 6.90%, 07/15/36(a)(c)		1,030	1,030,218
Diameter Capital CLO 2 Ltd.
Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.48%), 6.88%, 10/15/36(a)(c)		250	250,412
Series 2021-2A, Class A2, (3-mo. CME Term SOFR + 2.01%), 7.41%, 10/15/36(a)(c)		500	499,358
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1A, (3-mo. CME Term SOFR + 1.39%), 6.78%, 04/15/37(a)(c)		470	467,022
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.76%, 01/15/31(a)(c)	USD	1,179	$ 1,182,328
Dryden 40 Senior Loan Fund, Series 2015-40A, Class CR, (3-mo. CME Term SOFR + 2.36%), 7.74%, 08/15/31(a)(c)		1,200	1,198,957
Dryden 42 Senior Loan Fund, Series 2016-42A, Class CR, (3-mo. CME Term SOFR + 2.31%), 7.71%, 07/15/30(a)(c)		250	248,924
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3-mo. CME Term SOFR + 1.30%), 6.72%, 04/20/34(a)(c)		1,620	1,614,460
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.36%, 10/15/30(a)(c)		7,240	7,226,400
Dryden 49 Senior Loan Fund, Series 2017-49A, Class AR, (3-mo. CME Term SOFR + 1.21%), 6.61%, 07/18/30(a)(c)		901	901,579
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.78%, 01/15/31(a)(c)		1,875	1,879,507
Dryden 58 CLO Ltd., Series 2018-58A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.16%, 07/17/31(a)(c)		250	248,733
Dryden 60 CLO Ltd., Series 2018-60A, Class A, (3-mo. CME Term SOFR + 1.31%), 6.71%, 07/15/31(a)(c)		246	246,225
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.26%, 07/18/30(a)(c)		500	498,164
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.75%, 05/20/34(a)(c)		2,000	1,998,861
Series 2020-77A, Class XR, (3-mo. CME Term SOFR + 1.26%), 6.63%, 05/20/34(a)(c)		156	156,089
Dryden 78 CLO Ltd., Series 2020-78A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.16%, 04/17/33(a)(c)		250	248,084
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3-mo. CME Term SOFR + 1.46%), 6.85%, 08/15/30(a)(c)		1,097	1,098,045
Eaton Vance CLO Ltd.
Series 2014-1RA, Class A2, (3-mo. CME Term SOFR + 1.75%), 7.15%, 07/15/30(a)(c)		250	247,810
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.71%), 7.11%, 10/15/30(a)(c)		250	247,200
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(a)		697	665,583
EDvestinU Private Education Loan Issue No. 3 LLC
Series 2021-A, Class A, 1.80%, 11/25/45(a)		242	213,904
Series 2021-A, Class B, 3.50%, 11/25/50(a)		1,200	959,254
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)		1,060	1,041,343
Elmwood CLO 15 Ltd.
Series 2022-2A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.75%, 04/22/35(a)(c)		10,590	10,561,937
Series 2022-2A, Class D, (3-mo. CME Term SOFR + 3.67%), 9.08%, 04/22/35(a)(c)		1,625	1,597,089

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elmwood CLO I Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.71%), 7.13%, 10/20/33(a)(c)	USD	250	$ 250,462
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.83%, 04/20/34(a)(c)		2,250	2,249,399
Series 2019-2A, Class DR, (3-mo. CME Term SOFR + 3.26%), 8.68%, 04/20/34(a)(c)		250	248,671
Elmwood CLO IV Ltd.
Series 2020-1A, Class A, (3-mo. CME Term SOFR + 1.50%), 6.90%, 04/15/33(a)(c)		500	500,382
Series 2020-1A, Class D, (3-mo. CME Term SOFR + 3.41%), 8.81%, 04/15/33(a)(c)		1,000	994,606
Elmwood CLO X Ltd., Series 2021-3A, Class C, (3-mo. CME Term SOFR + 2.21%), 7.63%, 10/20/34(a)(c)		6,300	6,270,176
Elmwood CLO XII Ltd., Series 2021-5A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.83%, 01/20/35(a)(c)		960	960,716
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. CME Term SOFR + 0.82%), 6.18%, 11/25/35(c)		2,114	2,056,236
Fillmore Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.60%), 7.00%, 07/15/30(a)(c)		250	248,634
First Franklin Mortgage Loan Trust
Series 2006-FF16, Class 2A3, (1-mo. CME Term SOFR + 0.39%), 5.75%, 12/25/36(c)		467	187,138
Series 2006-FF17, Class A5, (1-mo. CME Term SOFR + 0.26%), 5.62%, 12/25/36(c)		1,548	1,283,005
FirstKey Homes Trust
Series 2020-SFR1, Class G, 4.78%, 08/17/37(a)		3,650	3,431,540
Series 2021-SFR1, Class F1, 3.24%, 08/17/38(a)		4,464	3,958,708
Series 2021-SFR2, Class F1, 2.91%, 09/17/38(a)		5,500	4,777,883
Series 2022-SFR1, Class E1, 5.00%, 05/19/39(a)		4,000	3,727,908
Series 2022-SFR2, Class E1, 4.50%, 07/17/39(a)		2,681	2,463,992
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 6.61%, 04/17/31(a)(c)		1,067	1,065,487
Flatiron CLO 19 Ltd.
Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.73%, 11/16/34(a)(c)		500	500,202
Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.26%), 8.65%, 11/16/34(a)(c)		900	881,669
Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 01/15/42(a)		1,680	1,524,525
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 5.75%, 02/25/37(c)		1,950	1,480,576
FS Rialto Issuer Ltd.
Series 2021-FL3, Class A, (1-mo. CME Term SOFR + 1.36%), 6.72%, 11/16/36(a)(c)		2,205	2,174,826
Series 2022-FL4, Class A, (SOFR (30-day) + 1.90%), 7.24%, 01/19/39(a)(c)		9,467	9,296,290
Series 2022-FL5, Class A, (1-mo. CME Term SOFR + 2.30%), 7.66%, 06/19/37(a)(c)		2,721	2,694,546
Series 2022-FL6, Class A, (1-mo. CME Term SOFR + 2.58%), 7.94%, 08/17/37(a)(c)		6,015	6,026,198
Security		Par (000)	Value
Asset-Backed Securities (continued)
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1RR, (3-mo. CME Term SOFR + 1.21%), 6.61%, 07/24/30(a)(c)	USD	440	$ 439,220
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, (3-mo. CME Term SOFR + 1.26%), 6.68%, 04/20/31(a)(c)		2,732	2,729,827
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARR, (3-mo. CME Term SOFR + 1.46%), 6.86%, 04/16/34(a)(c)		1,000	1,000,309
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (3-mo. CME Term SOFR + 1.28%), 6.67%, 05/16/31(a)(c)		2,126	2,122,912
Generate CLO 2 Ltd.
Series 2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.82%, 01/22/31(a)(c)		1,134	1,133,965
Series 2A, Class BR, (3-mo. CME Term SOFR + 1.71%), 7.12%, 01/22/31(a)(c)		250	248,101
Series 2A, Class ER, (3-mo. CME Term SOFR + 5.91%), 11.32%, 01/22/31(a)(c)		1,000	957,245
Generate CLO 6 Ltd.
Series 6A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.87%, 01/22/35(a)(c)		250	249,727
Series 6A, Class DR, (3-mo. CME Term SOFR + 3.76%), 9.17%, 01/22/35(a)(c)		4,500	4,552,380
Generate CLO 7 Ltd., Series 7A, Class A1, (3-mo. CME Term SOFR + 1.63%), 7.04%, 01/22/33(a)(c)		250	249,798
Gilbert Park CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.85%, 10/15/30(a)(c)		212	212,632
GITSIT Mortgage Loan Trust, Series 2023-NPL1, Class A1, 8.35%, 05/25/53(a)(b)		5,845	5,870,564
GoldenTree Loan Management U.S. CLO 1 Ltd.
Series 2017-1A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 6.70%, 04/20/34(a)(c)		250	249,334
Series 2021-11A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.81%, 10/20/34(a)(c)		5,530	5,529,626
Series 2021-11A, Class E, (3-mo. CME Term SOFR + 5.61%), 11.03%, 10/20/34(a)(c)		1,750	1,635,683
Series 2021-9A, Class E, (3-mo. CME Term SOFR + 5.01%), 10.43%, 01/20/33(a)(c)		1,000	956,137
GoldenTree Loan Management U.S. CLO 10 Ltd., Series 2021-10A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.78%, 07/20/34(a)(c)		250	249,688
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class AJ, (3-mo. CME Term SOFR + 1.56%), 6.98%, 04/20/30(a)(c)		850	847,048
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class AR2, (3-mo. CME Term SOFR + 1.37%), 6.76%, 10/29/29(a)(c)		318	318,016
Series 2014-9A, Class BR2, (3-mo. CME Term SOFR + 1.86%), 7.25%, 10/29/29(a)(c)		250	249,875
Series 2014-9A, Class ER2, (3-mo. CME Term SOFR + 5.92%), 11.31%, 10/29/29(a)(c)		750	743,097
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 6.73%, 01/18/31(a)(c)		457	457,314
Goldman Home Improvement Trust
Series 2021-GRN2, Class B, 1.97%, 06/25/51(a)		2,476	2,259,578
Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)		1,365	1,381,279

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Golub Capital Partners CLO Ltd.
Series 2021-53A, Class E, (3-mo. CME Term SOFR + 6.96%), 12.38%, 07/20/34(a)(c)	USD	250	$ 245,763
Series 2021-55A, Class A, (3-mo. CME Term SOFR + 1.46%), 6.88%, 07/20/34(a)(c)		330	329,467
Series 2021-58A, Class A1, (3-mo. CME Term SOFR + 1.44%), 6.82%, 01/25/35(a)(c)		1,780	1,775,335
GoodLeap Sustainable Home Solutions Trust
Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		3,421	2,664,735
Series 2022-3CS, Class A, 4.95%, 07/20/49(a)		1,592	1,461,034
Series 2023-1GS, Class A, 5.52%, 02/22/55(a)		1,522	1,483,319
Series 2023-3C, Class A, 6.50%, 07/20/55(a)		702	721,462
Gracie Point International Funding
Series 2022-2A, Class A, (SOFR (30-day) + 2.75%), 8.09%, 07/01/24(a)(c)		2,570	2,578,007
Series 2022-2A, Class B, (SOFR (30-day) + 3.35%), 8.69%, 07/01/24(a)(c)		2,032	2,042,037
Series 2022-3A, Class A, (SOFR (30-day) + 3.25%), 8.58%, 11/01/24(a)(c)		1,474	1,476,736
Greystone CRE Notes Ltd., Series 2021-FL3, Class A, (1-mo. CME Term SOFR + 1.13%), 6.50%, 07/15/39(a)(c)		849	831,844
Greywolf CLO III Ltd., Series 2020-3RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.96%, 04/15/33(a)(c)		500	498,221
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term SOFR + 0.81%), 6.17%, 12/25/35(c)		283	122,661
Series 2006-4, Class 1A1, 3.89%, 03/25/36(c)		705	483,359
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)		24	4,733
GSAMP Trust
Series 2007-H1, Class A1B, (1-mo. CME Term SOFR + 0.51%), 5.87%, 01/25/47(c)		10	5,021
Series 2007-HS1, Class M5, (1-mo. CME Term SOFR + 3.49%), 8.85%, 02/25/47(c)		3,566	3,489,888
Series 2007-HS1, Class M7, (1-mo. CME Term SOFR + 3.49%), 8.85%, 02/25/47(c)		3,000	2,681,071
Gulf Stream Meridian 1 Ltd.
Series 2020-1A, Class A1, (3-mo. CME Term SOFR + 1.63%), 7.03%, 04/15/33(a)(c)		250	250,465
Series 2020-1A, Class B, (3-mo. CME Term SOFR + 2.26%), 7.66%, 04/15/33(a)(c)		250	249,630
Gulf Stream Meridian 3 Ltd., Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.58%), 6.98%, 04/15/34(a)(c)		250	249,727
Gulf Stream Meridian 4 Ltd.
Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.46%), 6.86%, 07/15/34(a)(c)		9,250	9,266,367
Series 2021-4A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.51%, 07/15/34(a)(c)		1,000	1,003,606
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3-mo. CME Term SOFR + 2.06%), 7.46%, 07/15/34(a)(c)		650	652,020
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.75%, 07/15/35(a)(c)		2,420	2,418,813
Highbridge Loan Management Ltd., Series 3A-2014, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.84%, 07/18/29(a)(c)		182	182,201
Hipgnosis Music Assets LP, Series 2022-1, Class A, 5.00%, 05/16/62(a)		2,726	2,542,127
Security		Par (000)	Value
Asset-Backed Securities (continued)
Home Equity Asset Trust, Series 2006-3, Class M2, (1-mo. CME Term SOFR + 0.71%), 6.07%, 07/25/36(c)	USD	280	$ 253,962
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1-mo. CME Term SOFR + 2.14%), 4.03%, 07/25/34(c)		14	13,507
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		5,773	5,039,283
HPS Loan Management Ltd.
Series 10A-16, Class A1RR, (3-mo. CME Term SOFR + 1.40%), 6.82%, 04/20/34(a)(c)		7,260	7,246,659
Series 6A-2015, Class A1R, (3-mo. CME Term SOFR + 1.26%), 6.65%, 02/05/31(a)(c)		517	516,085
ICG U.S. CLO Ltd., Series 2014-3A, Class A1RR, (3-mo. CME Term SOFR + 1.29%), 6.67%, 04/25/31(a)(c)		191	190,524
Jamestown CLO XII Ltd., Series 2019-1A, Class A2, (3-mo. CME Term SOFR + 2.41%), 7.83%, 04/20/32(a)(c)		250	250,103
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3-mo. CME Term SOFR + 1.60%), 7.00%, 04/15/33(a)(c)		1,750	1,748,849
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M7, (1-mo. CME Term SOFR + 0.91%), 6.67%, 07/25/36(c)		3,498	2,954,072
KeyCorp Student Loan Trust, Series 2004-A, Class 2D, (3-mo. LIBOR US + 1.25%), 6.90%, 07/28/42(c)		2,873	2,660,292
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.35%, 09/15/29(a)(c)		640	640,051
KKR CLO 17 Ltd., Series 17, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.74%, 04/15/34(a)(c)		500	499,372
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME Term SOFR + 1.33%), 6.75%, 01/20/31(a)(c)		1,475	1,474,285
LCM XVIII LP, Series 18A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 6.70%, 04/20/31(a)(c)		202	201,697
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(c)		3,471	3,305,786
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(d)		518	81,810
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(c)		639	466,521
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33(d)		464	430,843
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1-mo. CME Term SOFR + 0.20%), 5.56%, 06/25/37(a)(c)		76	47,699
Lendmark Funding Trust
Series 2021-2A, Class B, 2.37%, 04/20/32(a)		4,630	3,917,238
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		3,500	2,817,610
Series 2022-1A, Class A, 5.12%, 07/20/32(a)		4,589	4,550,034
LoanCore Issuer Ltd., Series 2022-CRE7, Class A, (SOFR (30-day) + 1.55%), 6.89%, 01/17/37(a)(c)		13,120	12,819,990
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		866	683,641
Series 2021-2GS, Class A, 2.22%, 03/20/48(a)		3,336	2,483,247
Logan CLO I Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.42%), 6.84%, 07/20/34(a)(c)		4,000	4,007,385

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Long Beach Mortgage Loan Trust
Series 2006-2, Class 1A, (1-mo. CME Term SOFR + 0.47%), 5.83%, 03/25/46(c)	USD	609	$ 484,458
Series 2006-5, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 5.77%, 06/25/36(c)		3,039	1,395,470
Series 2006-7, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 5.79%, 08/25/36(c)		5,582	2,177,809
Series 2006-7, Class 2A4, (1-mo. CME Term SOFR + 0.59%), 5.95%, 08/25/36(c)		1,288	504,955
Series 2006-9, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 5.79%, 10/25/36(c)		1,983	613,633
Series 2006-WL3, Class 2A4, (1-mo. CME Term SOFR + 0.71%), 6.07%, 01/25/36(c)		3,210	2,775,922
Long Point Park CLO Ltd., Series 2017-1A, Class A2, (3-mo. CME Term SOFR + 1.64%), 7.04%, 01/17/30(a)(c)		820	820,010
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3-mo. CME Term SOFR + 1.16%), 6.57%, 07/23/29(a)(c)		1,990	1,988,155
Madison Park Funding XIII Ltd.
Series 2014-13A, Class AR2, (3-mo. CME Term SOFR + 1.21%), 6.61%, 04/19/30(a)(c)		695	694,982
Series 2014-13A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 7.16%, 04/19/30(a)(c)		600	599,103
Madison Park Funding XIX Ltd.
Series 2015-19A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 6.59%, 01/22/28(a)(c)		233	232,747
Series 2015-19A, Class AR3, (3-mo. CME Term SOFR + 1.60%), 0.00%, 01/22/37(a)(c)(d)		330	330,000
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 6.61%, 10/21/30(a)(c)		3,382	3,383,493
Madison Park Funding XXIII Ltd., Series 2017-23A, Class AR, (3-mo. CME Term SOFR + 1.23%), 6.62%, 07/27/31(a)(c)		970	969,878
Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.43%, 10/20/29(a)(c)		490	490,250
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.85%, 07/29/30(a)(c)		2,700	2,700,069
Madison Park Funding XXX Ltd.
Series 2018-30A, Class E, (3-mo. CME Term SOFR + 5.21%), 10.61%, 04/15/29(a)(c)		1,000	958,305
Series 2018-30X, Class E, (3-mo. CME Term SOFR + 5.21%), 10.61%, 04/15/29(c)(e)		250	239,576
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.37%, 01/23/31(a)(c)		250	249,825
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, (3-mo. CME Term SOFR + 1.29%), 6.68%, 10/15/32(a)(c)		1,790	1,784,443
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.73%, 07/15/33(a)(c)		2,130	2,128,001
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.78%, 07/17/34(a)(c)		1,250	1,248,665
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 9.32%, 01/22/35(a)(c)		750	748,795
Security		Par (000)	Value
Asset-Backed Securities (continued)
Mariner CLO LLC, Series 2016-3A, Class AR2, (3-mo. CME Term SOFR + 1.25%), 6.66%, 07/23/29(a)(c)	USD	101	$ 101,001
Mariner Finance Issuance Trust
Series 2019-AA, Class C, 4.01%, 07/20/32(a)		2,060	2,042,586
Series 2021-AA, Class A, 1.86%, 03/20/36(a)		700	637,095
Series 2021-AA, Class B, 2.33%, 03/20/36(a)		1,620	1,442,250
Series 2021-AA, Class C, 2.96%, 03/20/36(a)		2,850	2,509,011
Series 2021-BA, Class C, 2.66%, 11/20/36(a)		4,403	3,760,643
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		3,620	2,972,035
Series 2022-AA, Class A, 6.45%, 10/20/37(a)		2,345	2,361,245
MASTR Asset-Backed Securities Trust
Series 2005-WF1, Class M8, (1-mo. CME Term SOFR + 1.97%), 7.33%, 06/25/35(c)		1,119	1,141,838
Series 2006-AM2, Class A4, (1-mo. CME Term SOFR + 0.63%), 5.99%, 06/25/36(a)(c)		241	210,960
Series 2006-WMC2, Class A4, (1-mo. CME Term SOFR + 0.41%), 5.77%, 04/25/36(c)		3,294	754,808
Series 2007-HE1, Class A4, (1-mo. CME Term SOFR + 0.39%), 5.75%, 05/25/37(c)		83	63,909
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. CME Term SOFR + 0.63%), 5.99%, 06/25/46(a)(c)		12	11,613
MERIT Securities Corp., Series 13, Class M2, 7.88%, 12/28/33(b)		943	810,341
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2, Class A2C, (1-mo. CME Term SOFR + 0.59%), 5.95%, 05/25/37(c)		1,721	1,254,464
Series 2007-H1, Class 1A2, (1-mo. CME Term SOFR + 3.61%), 8.97%, 10/25/37(c)		2,405	2,200,106
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1-mo. CME Term SOFR + 0.50%), 5.86%, 08/25/37(c)		1,751	1,451,856
MF1 LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.64%), 7.99%, 09/17/37(a)(c)		1,428	1,428,829
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 7.51%, 06/19/37(a)(c)		2,844	2,833,590
Series 2023-FL12, Class A, (1-mo. CME Term SOFR + 2.07%), 7.42%, 10/19/38(a)(c)		1,306	1,302,771
MF1 Ltd., Series 2021-FL7, Class A, (1-mo. CME Term SOFR + 1.19%), 6.55%, 10/16/36(a)(c)		513	503,365
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3-mo. CME Term SOFR + 1.23%), 6.64%, 04/21/31(a)(c)		887	885,679
Mill City Solar Loan Ltd.
Series 2019-1A, Class A, 4.34%, 03/20/43(a)		1,076	984,080
Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		1,830	1,614,922
Morgan Stanley ABS Capital I, Inc. Trust
Series 2007-NC1, Class A2D, (1-mo. CME Term SOFR + 0.33%), 5.69%, 11/25/36(c)		5,056	2,315,300
Series 2007-SEA1, Class 2A1, (1-mo. CME Term SOFR + 3.91%), 9.27%, 02/25/47(a)(c)		52	47,212
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		1,018	939,198
Series 2019-1A, Class A, 4.37%, 12/21/43(a)		1,564	1,457,240
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		246	218,598
Series 2020-2A, Class B, 2.21%, 08/20/46(a)		1,352	1,096,979
Series 2021-1A, Class B, 2.05%, 12/20/46(a)		379	294,412
Series 2021-2A, Class B, 2.09%, 04/22/47(a)		3,401	2,619,349
Series 2022-2A, Class A, 4.38%, 01/21/53(a)		924	869,768
Series 2022-3A, Class A, 6.10%, 06/20/53(a)		824	836,995

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Mosaic Solar Loan Trust
Series 2023-1A, Class A, 5.32%, 06/20/53(a)	USD	2,793	$ 2,746,479
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.28%, 10/20/30(a)(c)		250	249,380
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. CME Term SOFR + 0.52%), 5.88%, 04/25/37(c)		380	351,259
Navient Private Education Loan Trust, Series 2020-IA, Class B, 2.95%, 04/15/69(a)		1,880	1,540,276
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A, 4.00%, 12/15/59(a)		812	783,538
Series 2019-D, Class A2A, 3.01%, 12/15/59(a)		2,571	2,416,162
Series 2020-CA, Class A2B, (1-mo. CME Term SOFR + 1.71%), 7.08%, 11/15/68(a)(c)		2,810	2,827,644
Series 2021-DA, Class A, (Prime Rate + (1.99)%), 6.51%, 04/15/60(a)(c)		1,101	1,058,730
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		1,110	1,019,159
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		5,000	4,424,275
Series 2021-DA, Class D, 4.00%, 04/15/60(a)		5,000	4,539,488
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(a)		1,185	1,132,567
Nelnet Student Loan Trust
Series 2021-A, Class A1, (1-mo. CME Term SOFR + 0.91%), 6.27%, 04/20/62(a)(c)		1,395	1,381,808
Series 2021-A, Class A2, (1-mo. CME Term SOFR + 1.14%), 6.50%, 04/20/62(a)(c)		2,680	2,632,281
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		1,933	1,750,153
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		1,640	1,337,567
Series 2021-A, Class C, 3.75%, 04/20/62(a)		124	100,392
Series 2021-A, Class D, 4.93%, 04/20/62(a)		735	611,705
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		8,450	6,924,195
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		386	315,184
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		8,380	6,985,673
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		5,370	4,328,798
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		2,770	2,236,663
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		5,590	4,600,365
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		4,800	4,002,681
Series 2021-DA, Class C, 3.50%, 04/20/62(a)		2,700	2,100,003
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		680	529,648
Series 2023-PL1A, Class A1A, (SOFR (30-day) + 2.25%), 7.57%, 11/25/53(a)(c)		3,301	3,291,032
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 6.68%, 01/28/30(a)(c)		690	690,607
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 6.70%, 04/22/29(a)(c)		1,085	1,084,462
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class ARR, (3-mo. CME Term SOFR + 1.42%), 6.82%, 07/15/34(a)(c)		525	523,955
Series 2015-20A, Class DRR, (3-mo. CME Term SOFR + 3.21%), 8.61%, 07/15/34(a)(c)		1,000	976,490
Series 2015-20A, Class ERR, (3-mo. CME Term SOFR + 6.76%), 12.16%, 07/15/34(a)(c)		750	736,519
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.31%, 10/17/30(a)(c)		250	249,779
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class AR, (3-mo. CME Term SOFR + 1.18%), 6.58%, 10/18/30(a)(c)		3,896	3,888,480
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 29 Ltd., Series 2018-29A, Class A2, (3-mo. CME Term SOFR + 1.66%), 7.06%, 10/19/31(a)(c)	USD	250	$ 247,681
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 7.17%, 01/20/35(a)(c)		1,000	992,036
Neuberger Berman Loan Advisers CLO 35 Ltd., Series 2019-35A, Class C, (3-mo. CME Term SOFR + 2.86%), 8.26%, 01/19/33(a)(c)		250	252,202
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.76%, 07/16/35(a)(c)		3,000	3,000,118
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.79%, 10/14/35(a)(c)		5,000	4,993,881
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.33%, 01/20/36(a)(c)		250	248,855
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class F, 4.00%, 09/04/39(a)		3,692	3,109,962
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1-mo. CME Term SOFR + 0.51%), 5.87%, 10/25/36(a)(c)		130	149,093
NovaStar Mortgage Funding Trust, Series 2006-5, Class A2D, (1-mo. CME Term SOFR + 0.59%), 5.95%, 11/25/36(c)		3,803	1,119,530
Oakwood Mortgage Investors, Inc.
Series 1999-C, Class A2, 7.48%, 08/15/27		1,891	1,509,906
Series 2001-D, Class A2, 5.26%, 01/15/19(c)		26	11,317
Series 2002-A, Class M1, 7.76%, 03/15/32(c)		2,096	1,927,783
Series 2002-C, Class M1, 6.89%, 11/15/32(c)		2,157	2,036,654
Ocean Trails CLO V, Series 2014-5A, Class BRR, (3-mo. CME Term SOFR + 2.21%), 7.61%, 10/13/31(a)(c)		500	497,518
OCP CLO Ltd.
Series 2016-12A, Class BR2, (3-mo. CME Term SOFR + 1.81%), 7.21%, 04/18/33(a)(c)		3,000	2,986,575
Series 2017-13A, Class A1AR, (3-mo. CME Term SOFR + 1.22%), 6.62%, 07/15/30(a)(c)		1,213	1,212,206
Series 2017-13A, Class A2R, (3-mo. CME Term SOFR + 1.81%), 7.21%, 07/15/30(a)(c)		250	249,655
Series 2019-16A, Class AR, (3-mo. CME Term SOFR + 1.26%), 6.67%, 04/10/33(a)(c)		1,490	1,486,943
Series 2020-18A, Class AR, (3-mo. CME Term SOFR + 1.35%), 6.77%, 07/20/32(a)(c)		1,100	1,099,261
Series 2021-22A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.86%, 12/02/34(a)(c)		2,020	2,026,938
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.31%, 10/15/34(a)(c)		250	247,383
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3-mo. CME Term SOFR + 1.22%), 6.62%, 04/16/31(a)(c)		2,829	2,827,521
Octagon Investment Partners 29 Ltd., Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.44%), 6.84%, 01/24/33(a)(c)		250	249,942
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.45%), 6.87%, 01/20/31(a)(c)		988	989,508
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.23%), 6.63%, 04/15/31(a)(c)		237	236,842

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.84%), 7.22%, 07/25/30(a)(c)	USD	650	$ 647,740
Octagon Investment Partners 51 Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.83%, 07/20/34(a)(c)		1,250	1,247,203
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 7.01%, 07/19/30(a)(c)		350	349,601
Octagon Investment Partners XVII Ltd.
Series 2013-1A, Class A1R2, (3-mo. CME Term SOFR + 1.26%), 6.64%, 01/25/31(a)(c)		902	902,330
Series 2013-1A, Class A2R2, (3-mo. CME Term SOFR + 1.36%), 6.74%, 01/25/31(a)(c)		500	493,761
OHA Credit Funding 2 Ltd., Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.82%, 04/21/34(a)(c)		1,500	1,501,129
OHA Credit Funding 3 Ltd., Series 2019-3A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.82%, 07/02/35(a)(c)		250	250,175
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.82%, 10/22/36(a)(c)		1,000	1,001,395
OHA Credit Funding 5 Ltd., Series 2020-5A, Class A2A, (3-mo. CME Term SOFR + 1.71%), 7.11%, 04/18/33(a)(c)		300	297,886
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.82%, 07/20/34(a)(c)		670	670,266
OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.70%, 02/24/37(a)(c)		770	770,105
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.68%, 05/23/31(a)(c)		761	761,119
OneMain Financial Issuance Trust
Series 2019-2A, Class A, 3.14%, 10/14/36(a)		1,736	1,623,951
Series 2021-1A, Class A2, (SOFR (30-day) + 0.76%), 6.10%, 06/16/36(a)(c)		1,201	1,176,853
Series 2021-1A, Class B, 1.95%, 06/16/36(a)		4,700	4,067,195
Series 2021-1A, Class C, 2.22%, 06/16/36(a)		4,680	3,989,912
Series 2023-2A, Class D, 7.52%, 09/15/36(a)		1,720	1,759,465
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo. CME Term SOFR + 0.85%), 6.21%, 11/25/35(c)		460	372,122
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(b)		4,146	3,360,639
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(b)		2,527	2,106,967
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1-mo. LIBOR US + 1.20%), 6.68%, 10/15/37(a)(c)		835	811,655
OSD CLO Ltd., Series 2021-23A, Class E, (3-mo. CME Term SOFR + 6.26%), 11.66%, 04/17/31(a)(c)		1,000	963,359
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3-mo. CME Term SOFR + 1.51%), 6.92%, 10/22/30(a)(c)		492	491,973
Series 2013-4A, Class A2R, (3-mo. CME Term SOFR + 1.96%), 7.37%, 10/22/30(a)(c)		500	499,265
Security		Par (000)	Value
Asset-Backed Securities (continued)
OZLM VI Ltd., Series 2014-6A, Class A2AS, (3-mo. CME Term SOFR + 2.01%), 7.41%, 04/17/31(a)(c)	USD	2,570	$ 2,557,946
OZLM VIII Ltd.
Series 2014-8A, Class A2R3, (3-mo. CME Term SOFR + 1.91%), 7.31%, 10/17/29(a)(c)		1,185	1,174,204
Series 2014-8A, Class BR3, (3-mo. CME Term SOFR + 2.36%), 7.76%, 10/17/29(a)(c)		1,750	1,754,900
OZLM XIV Ltd., Series 2015-14A, Class A1SR, (3-mo. CME Term SOFR + 1.51%), 6.91%, 07/15/34(a)(c)		1,500	1,494,438
OZLM XXII Ltd.
Series 2018-22A, Class A1, (3-mo. CME Term SOFR + 1.33%), 6.73%, 01/17/31(a)(c)		902	901,270
Series 2018-22A, Class A2, (3-mo. CME Term SOFR + 1.76%), 7.16%, 01/17/31(a)(c)		500	495,817
Pagaya AI Debt Selection Trust, Series 2021-2, Class NOTE, 3.00%, 01/25/29(a)		689	670,366
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(a)		1,000	663,207
Palmer Square CLO Ltd.
Series 2013-2A, Class A1A3, (3-mo. CME Term SOFR + 1.26%), 6.66%, 10/17/31(a)(c)		3,400	3,397,797
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.39%), 6.79%, 01/17/31(a)(c)		649	649,460
Series 2014-1A, Class CR2, (3-mo. CME Term SOFR + 2.91%), 8.31%, 01/17/31(a)(c)		400	394,265
Series 2015-1A, Class A1A4, (3-mo. CME Term SOFR + 1.39%), 6.76%, 05/21/34(a)(c)		660	659,256
Series 2015-1A, Class A2R4, (3-mo. CME Term SOFR + 1.96%), 7.33%, 05/21/34(a)(c)		1,000	995,802
Series 2015-2A, Class CR2, (3-mo. CME Term SOFR + 3.01%), 8.43%, 07/20/30(a)(c)		1,000	993,841
Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 6.69%, 04/18/31(a)(c)		390	390,482
Series 2018-2A, Class D, (3-mo. CME Term SOFR + 5.86%), 11.26%, 07/16/31(a)(c)		500	489,834
Series 2020-3A, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 7.03%, 11/15/36(a)(c)(f)		960	960,096
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.81%, 01/15/35(a)(c)		390	390,295
Palmer Square Loan Funding Ltd.
Series 2021-2A, Class A2, (3-mo. CME Term SOFR + 1.51%), 6.88%, 05/20/29(a)(c)		3,560	3,537,331
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 5.26%), 10.68%, 07/20/29(a)(c)		250	244,359
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 2.01%), 7.41%, 10/15/29(a)(c)		250	247,577
Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.86%), 8.26%, 10/15/29(a)(c)		250	250,289
Series 2022-2A, Class A2, (3-mo. CME Term SOFR + 1.90%), 7.29%, 10/15/30(a)(c)		2,350	2,343,714
Series 2022-2A, Class B, (3-mo. CME Term SOFR + 2.20%), 7.59%, 10/15/30(a)(c)		1,360	1,354,933
Series 2022-2A, Class C, (3-mo. CME Term SOFR + 3.10%), 8.49%, 10/15/30(a)(c)		250	247,912
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.84%, 08/23/31(a)(c)		342	341,565
Series 2017-1A, Class DR, (3-mo. CME Term SOFR + 7.07%), 12.45%, 02/14/34(a)(c)		900	837,073

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Park Avenue Institutional Advisers CLO Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.66%), 9.06%, 07/15/34(a)(c)	USD	1,900	$ 1,866,340
Pikes Peak CLO 1, Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.84%, 07/24/31(a)(c)		764	764,344
Pikes Peak CLO 11, Series 2022-11A, Class A1, (3-mo. CME Term SOFR + 1.95%), 7.33%, 07/25/34(a)(c)		3,000	3,028,904
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class M1, (1-mo. CME Term SOFR + 0.65%), 6.01%, 05/25/36(c)		3,590	3,357,814
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 07/25/51(a)(b)		7,139	7,039,870
Series 2021-RN4, Class A1, 2.49%, 10/25/51(a)(c)		5,594	5,488,469
Series 2023-RN2, Class A1, 8.11%, 11/25/53(a)(b)		4,789	4,861,320
Prodigy Finance DAC
Series 2021-1A, Class B, (1-mo. CME Term SOFR + 2.61%), 7.97%, 07/25/51(a)(c)		1,053	1,047,327
Series 2021-1A, Class C, (1-mo. CME Term SOFR + 3.86%), 9.22%, 07/25/51(a)(c)		1,054	1,052,919
Series 2021-1A, Class D, (1-mo. CME Term SOFR + 6.01%), 11.37%, 07/25/51(a)(c)		1,525	1,519,545
Progress Residential Trust
Series 2019-SFR3, Class E, 3.37%, 09/17/36(a)		3,000	2,929,987
Series 2019-SFR3, Class F, 3.87%, 09/17/36(a)		1,000	974,562
Series 2019-SFR4, Class E, 3.44%, 10/17/36(a)		3,000	2,925,132
Series 2019-SFR4, Class F, 3.68%, 10/17/36(a)		2,500	2,426,479
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		983	850,389
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		3,971	3,438,736
Series 2021-SFR5, Class F, 3.16%, 07/17/38(a)		1,808	1,598,346
Series 2021-SFR6, Class F, 3.42%, 07/17/38(a)		3,577	3,173,969
Series 2021-SFR8, Class F, 3.18%, 10/17/38(a)		4,500	3,935,679
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		2,400	1,989,949
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		5,000	4,265,314
Series 2022-SFR5, Class E1, 6.62%, 06/17/39(a)		2,180	2,149,433
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, (3-mo. CME Term SOFR + 1.30%), 6.67%, 02/20/30(a)(c)		850	849,968
Rad CLO 15 Ltd.
Series 2021-15A, Class A, (3-mo. CME Term SOFR + 1.35%), 6.77%, 01/20/34(a)(c)		390	388,179
Series 2021-15A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.33%, 01/20/34(a)(c)		820	817,148
Series 2021-15A, Class E, (3-mo. CME Term SOFR + 6.46%), 11.88%, 01/20/34(a)(c)		4,500	4,294,070
Rad CLO 2 Ltd., Series 2018-2A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.74%, 10/15/31(a)(c)		1,250	1,251,149
Rad CLO 3 Ltd.
Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.21%, 04/15/32(a)(c)		325	322,576
Series 2019-3A, Class CR, (3-mo. CME Term SOFR + 2.11%), 7.51%, 04/15/32(a)(c)		250	247,952
Series 2019-3A, Class DR, (3-mo. CME Term SOFR + 3.01%), 8.41%, 04/15/32(a)(c)		250	246,398
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rad CLO 4 Ltd., Series 2019-4A, Class D, (3-mo. CME Term SOFR + 4.11%), 9.49%, 04/25/32(a)(c)	USD	500	$ 499,680
Rad CLO 7 Ltd., Series 2020-7A, Class A1, (3-mo. CME Term SOFR + 1.46%), 6.86%, 04/17/33(a)(c)		250	249,632
Rad CLO 9 Ltd., Series 2020-9A, Class B1, (3-mo. CME Term SOFR + 2.16%), 7.56%, 01/15/34(a)(c)		500	500,506
Redwood Funding Trust, Series 2023-1, Class A, 7.50%, 07/25/59(a)(b)		661	649,291
Regatta IX Funding Ltd.
Series 2017-1A, Class C, (3-mo. CME Term SOFR + 2.71%), 8.11%, 04/17/30(a)(c)		250	251,495
Series 2017-1A, Class D, (3-mo. CME Term SOFR + 4.16%), 9.56%, 04/17/30(a)(c)		250	249,243
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.42%), 6.84%, 04/20/34(a)(c)		3,000	2,996,714
Regatta VII Funding Ltd., Series 2016-1A, Class BR2, (3-mo. CME Term SOFR + 1.86%), 7.23%, 06/20/34(a)(c)		250	248,919
Regatta VIII Funding Ltd.
Series 2017-1A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.36%, 10/17/30(a)(c)		1,255	1,256,659
Series 2017-1A, Class D, (3-mo. CME Term SOFR + 3.46%), 8.86%, 10/17/30(a)(c)		250	249,580
Regatta XVI Funding Ltd.
Series 2019-2A, Class B, (3-mo. CME Term SOFR + 2.31%), 7.71%, 01/15/33(a)(c)		750	750,619
Series 2019-2A, Class D, (3-mo. CME Term SOFR + 4.16%), 9.56%, 01/15/33(a)(c)		500	491,092
Regatta XVII Funding Ltd., Series 2020-1A, Class E, (3-mo. CME Term SOFR + 7.87%), 13.27%, 10/15/33(a)(c)		500	504,034
Regatta XXIV Funding Ltd., Series 2021-5A, Class E, (3-mo. CME Term SOFR + 7.06%), 12.48%, 01/20/35(a)(c)		1,500	1,473,251
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/30(a)		903	881,520
Series 2020-1, Class B, 3.23%, 10/15/30(a)		320	302,154
Series 2021-1, Class A, 1.68%, 03/17/31(a)		138	132,181
Series 2021-2, Class B, 2.35%, 08/15/33(a)		1,098	926,668
Series 2021-2, Class C, 3.23%, 08/15/33(a)		820	679,208
Series 2021-3, Class A, 3.88%, 10/17/33(a)(f)		10,210	9,023,598
Series 2022-1, Class A, 3.07%, 03/15/32(a)		2,527	2,408,980
Series 2022-1, Class B, 3.71%, 03/15/32(a)		5,452	5,027,942
Series 2022-1, Class C, 4.46%, 03/15/32(a)		1,111	1,002,840
Series 2022-1, Class D, 6.72%, 03/15/32(a)		2,072	1,856,372
Series 2022-2B, Class A, 7.10%, 11/17/32(a)		6,193	6,250,016
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4, 5.14%, 11/25/35(b)		704	693,253
Republic Finance Issuance Trust, Series 2021-A, Class D, 5.23%, 12/22/31(a)		3,550	3,002,899
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3-mo. CME Term SOFR + 1.32%), 6.72%, 01/18/34(a)(c)		1,100	1,097,250
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 6.78%, 04/20/34(a)(c)		500	496,852
Series 2017-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.16%, 10/15/29(a)(c)		1,250	1,249,768

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
Series 2017-2A, Class CR, (3-mo. CME Term SOFR + 2.16%), 7.56%, 10/15/29(a)(c)	USD	1,000	$ 999,518
Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.51%, 10/15/29(a)(c)		1,000	985,094
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.87%, 10/20/30(a)(c)		2,543	2,542,235
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.73%, 05/20/31(a)(c)		703	702,239
Series 2020-1A, Class B, (3-mo. CME Term SOFR + 2.06%), 7.48%, 01/20/32(a)(c)		1,570	1,567,679
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.85%, 07/20/34(a)(c)		3,500	3,501,813
Romark CLO II Ltd., Series 2018-2A, Class A1, (3-mo. CME Term SOFR + 1.44%), 6.82%, 07/25/31(a)(c)		241	240,710
Romark WM-R Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 6.71%, 04/20/31(a)(c)		1,172	1,169,824
RR 19 Ltd., Series 2021-19A, Class A2, (3-mo. CME Term SOFR + 1.91%), 7.31%, 10/15/35(a)(c)		500	498,909
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo. CME Term SOFR + 1.35%), 6.75%, 01/15/30(a)(c)		3,480	3,482,877
Securitized Asset-Backed Receivables LLC Trust
Series 2007-BR1, Class A2A, (1-mo. CME Term SOFR + 0.33%), 5.69%, 02/25/37(c)		396	165,474
Series 2007-BR1, Class A2B, (1-mo. CME Term SOFR + 0.65%), 6.01%, 02/25/37(c)		2,111	882,327
Service Experts Issuer LLC, Series 2021-1A, Class A, 2.67%, 02/02/32(a)		2,189	2,034,130
SESAC Finance LLC, Series 2019-1, Class A2, 5.22%, 07/25/49(a)		2,497	2,427,255
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1-mo. CME Term SOFR + 0.43%), 5.79%, 07/25/36(c)		187	39,325
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.78%, 07/15/30(a)(c)		619	618,490
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, (3-mo. CME Term SOFR + 1.42%), 6.82%, 04/17/34(a)(c)		2,750	2,728,330
Signal Peak CLO 2 LLC, Series 2015-1A, Class AR2, (3-mo. CME Term SOFR + 1.24%), 6.66%, 04/20/29(a)(c)		705	704,454
Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, (3-mo. CME Term SOFR + 1.37%), 6.75%, 04/25/31(a)(c)		255	255,320
Signal Peak CLO 8 Ltd., Series 2020-8A, Class A, (3-mo. CME Term SOFR + 1.53%), 6.95%, 04/20/33(a)(c)		500	499,105
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (3-mo. CME Term SOFR + 1.50%), 6.92%, 07/20/30(a)(c)		594	593,896
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3-mo. CME Term SOFR + 6.46%), 11.88%, 01/20/34(a)(c)		500	482,347
SLM Private Credit Student Loan Trust
Series 2005-A, Class A4, (3-mo. CME Term SOFR + 0.57%), 5.96%, 12/15/38(c)		1,078	1,045,742
Security		Par (000)	Value
Asset-Backed Securities (continued)
SLM Private Credit Student Loan Trust
Series 2005-B, Class A4, (3-mo. CME Term SOFR + 0.59%), 5.98%, 06/15/39(c)	USD	807	$ 782,043
Series 2006-BW, Class A5, (3-mo. CME Term SOFR + 0.46%), 5.85%, 12/15/39(c)		1,505	1,440,547
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. CME Term SOFR + 4.86%), 10.23%, 10/15/41(a)(c)		2,699	2,838,453
SMB Private Education Loan Trust
Series 2015-C, Class B, 3.50%, 09/15/43(a)		1,907	1,843,398
Series 2016-B, Class A2A, 2.43%, 02/17/32(a)		483	471,036
Series 2017-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 6.38%, 09/15/34(a)(c)		804	801,330
Series 2017-B, Class A2A, 2.82%, 10/15/35(a)		514	495,288
Series 2017-B, Class A2B, (1-mo. CME Term SOFR + 0.86%), 6.23%, 10/15/35(a)(c)		844	837,946
Series 2018-A, Class A2B, (1-mo. CME Term SOFR + 0.91%), 6.28%, 02/15/36(a)(c)		1,724	1,710,211
Series 2019-B, Class A2A, 2.84%, 06/15/37(a)		2,207	2,090,097
Series 2021-A, Class C, 2.99%, 01/15/53(a)		2,161	1,836,541
Series 2021-A, Class D1, 3.86%, 01/15/53(a)		653	587,231
Series 2021-A, Class D2, 3.86%, 01/15/53(a)		445	399,817
Series 2021-B, Class A, 1.31%, 07/17/51(a)		2,295	2,072,552
Series 2021-C, Class A2, (1-mo. CME Term SOFR + 0.91%), 6.28%, 01/15/53(a)(c)		1,333	1,310,055
Series 2021-C, Class APT1, 1.39%, 01/15/53(a)		1,203	1,060,208
Series 2021-C, Class B, 2.30%, 01/15/53(a)		840	772,066
SoFi Professional Loan Program LLC
Series 2018-A, Class B, 3.61%, 02/25/42(a)		290	264,420
Series 2019-B, Class A2FX, 3.09%, 08/17/48(a)		338	322,463
SoFi Professional Loan Program Trust
Series 2018-B, Class BFX, 3.83%, 08/25/47(a)		156	143,342
Series 2018-D, Class BFX, 4.14%, 02/25/48(a)		100	91,124
Series 2020-A, Class BFX, 3.12%, 05/15/46(a)		226	183,030
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.71%, 01/26/31(a)(c)		218	218,052
Sound Point CLO XV Ltd., Series 2017-1A, Class ARR, (3-mo. CME Term SOFR + 1.16%), 6.57%, 01/23/29(a)(c)		633	632,768
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1, (3-mo. CME Term SOFR + 1.54%), 6.92%, 01/25/32(a)(c)		1,000	1,000,672
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1-mo. CME Term SOFR + 0.91%), 6.27%, 01/25/35(c)		92	79,254
SPLT
Series 23-1, Class A, 6.00%, 11/12/30(a)(f)		8,862	8,895,233
Series 23-1, Class R1, 0.00%, 10/15/30(a)(d)(f)		43	2,790,446
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 09/25/37(a)		1,153	1,063,704
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 6.91%, 10/15/30(a)(c)		214	214,245
Stratus CLO Ltd.
Series 2021-1A, Class E, (3-mo. CME Term SOFR + 5.26%), 10.68%, 12/29/29(a)(c)		1,250	1,204,030
Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(c)(d)		1,000	642,660
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 6.01%), 11.43%, 12/28/29(a)(c)		1,550	1,543,298

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Structured Asset Investment Loan Trust, Series 2004-10, Class A11, (1-mo. CME Term SOFR + 1.61%), 6.97%, 11/25/34(c)	USD	129	$ 130,830
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL1, Class A3, (1-mo. CME Term SOFR + 0.71%), 6.07%, 01/25/37(a)(c)		1,566	1,259,150
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 06/30/54(a)		975	911,286
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 6.62%, 04/16/31(a)(c)		477	476,759
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.81%, 10/15/31(a)(c)		300	299,728
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3-mo. CME Term SOFR + 1.14%), 6.54%, 04/15/28(a)(c)		64	63,951
Symphony CLO XXII Ltd., Series 2020-22A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.36%, 04/18/33(a)(c)		250	248,408
Symphony CLO XXIII Ltd.
Series 2020-23A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.26%, 01/15/34(a)(c)		1,150	1,147,152
Series 2020-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.66%, 01/15/34(a)(c)		1,500	1,496,847
Series 2020-23A, Class ER, (3-mo. CME Term SOFR + 6.41%), 11.81%, 01/15/34(a)(c)		1,250	1,239,761
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.76%, 04/20/33(a)(c)		689	687,530
Symphony Static CLO I Ltd., Series 2021-1A, Class C, (3-mo. CME Term SOFR + 2.11%), 7.49%, 10/25/29(a)(c)		500	494,603
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.22%), 6.59%, 11/18/30(a)(c)		692	691,076
TCI-Symphony CLO Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.21%, 07/15/30(a)(c)		1,000	995,833
TCW CLO AMR Ltd., Series 2019-1A, Class ASNR, (3-mo. CME Term SOFR + 1.48%), 6.87%, 08/16/34(a)(c)		250	248,613
TICP CLO IX Ltd., Series 2017-9A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.28%, 01/20/31(a)(c)		250	249,530
TICP CLO V Ltd., Series 2016-5A, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.81%, 07/17/31(a)(c)		250	247,850
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.78%, 01/15/34(a)(c)		4,250	4,242,630
Series 2016-6A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 7.16%, 01/15/34(a)(c)		320	317,259
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3-mo. CME Term SOFR + 7.31%), 12.71%, 04/15/33(a)(c)		600	594,049
TICP CLO XI Ltd., Series 2018-11A, Class B, (3-mo. CME Term SOFR + 1.99%), 7.41%, 10/20/31(a)(c)		450	451,080
TICP CLO XII Ltd., Series 2018-12A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.83%, 07/15/34(a)(c)		250	249,894
Security		Par (000)	Value
Asset-Backed Securities (continued)
TICP CLO XIV Ltd., Series 2019-14A, Class DR, (3-mo. CME Term SOFR + 6.96%), 12.38%, 10/20/32(a)(c)	USD	1,250	$ 1,243,941
TICP CLO XV Ltd., Series 2020-15A, Class A, (3-mo. CME Term SOFR + 1.54%), 6.96%, 04/20/33(a)(c)		750	750,159
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-mo. CME Term SOFR + 1.11%), 6.47%, 05/25/58(a)(c)		968	984,045
Trestles CLO Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 6.63%, 04/25/32(a)(c)		650	648,049
Trestles CLO V Ltd., Series 2021-5A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.85%, 10/20/34(a)(c)		7,230	7,208,118
Tricon American Homes Trust
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)		2,000	1,945,337
Series 2019-SFR1, Class E, 3.40%, 03/17/38(a)		2,000	1,903,499
Series 2020-SFR1, Class F, 4.88%, 07/17/38(a)		7,351	7,035,762
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)		3,250	2,913,209
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		2,099	1,873,581
Trimaran Cavu Ltd.
Series 2019-1A, Class A2, (3-mo. CME Term SOFR + 2.16%), 7.58%, 07/20/32(a)(c)		250	248,964
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 8.89%, 10/25/34(a)(c)		300	294,491
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3-mo. CME Term SOFR + 1.66%), 7.06%, 10/18/31(a)(c)		250	249,212
Venture 39 CLO Ltd., Series 2020-39A, Class A1, (3-mo. CME Term SOFR + 1.54%), 6.94%, 04/15/33(a)(c)		340	338,882
VOLT CVI LLC, Series 2021-NP12, Class A1, 2.73%, 12/26/51(a)(b)		10,705	10,198,553
Voya CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 6.61%, 04/25/31(a)(c)		880	879,530
Series 2013-3A, Class A1RR, (3-mo. CME Term SOFR + 1.41%), 6.81%, 10/18/31(a)(c)		498	499,366
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 6.87%, 10/20/31(a)(c)		500	499,906
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 6.61%, 04/17/30(a)(c)		172	171,567
Series 2017-3A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.72%, 04/20/34(a)(c)		1,000	997,717
Series 2017-4A, Class A1, (3-mo. CME Term SOFR + 1.39%), 6.79%, 10/15/30(a)(c)		979	978,310
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.56%), 6.96%, 04/19/31(a)(c)		250	247,266
Series 2018-2A, Class A1, (3-mo. CME Term SOFR + 1.26%), 6.66%, 07/15/31(a)(c)		233	232,506
Series 2018-3A, Class A1A, (3-mo. CME Term SOFR + 1.41%), 6.81%, 10/15/31(a)(c)		250	249,898
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE3, Class 1A, (1-mo. CME Term SOFR + 0.42%), 5.78%, 08/25/36(c)		6,343	5,975,489
Series 2006-HE4, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 5.83%, 09/25/36(c)		206	56,309
Series 2006-HE5, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.49%, 10/25/36(c)		2,455	1,822,412

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Washington Mutual Asset-Backed Certificates Trust
Series 2007-HE3, Class 2A3, (1-mo. CME Term SOFR + 0.35%), 5.71%, 05/25/37(c)	USD	107	$ 91,584
Wellfleet CLO Ltd., Series 2017-3A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.81%, 01/17/31(a)(c)		1,345	1,344,734
Whitebox CLO II Ltd.
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.61%), 9.01%, 10/24/34(a)(c)		250	242,075
Series 2020-2A, Class ER, (3-mo. CME Term SOFR + 7.36%), 12.76%, 10/24/34(a)(c)		500	498,773
Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.48%), 6.88%, 10/15/34(a)(c)		4,000	3,992,099
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. CME Term SOFR + 0.51%), 5.87%, 06/25/37(a)(c)		420	134,017
Total Asset-Backed Securities — 46.8% (Cost: $1,094,512,272)			1,035,077,822
Corporate Bonds
Banks — 0.0%
Washington Mutual Escrow Bonds
0.00% (d)(f)(g)(h)(i)		500	—
0.00% (d)(f)(g)(h)(i)		250	—
			—
Insurance — 0.0%
Ambac Assurance Corp., 5.10% (a)(i)		58	75,066
Total Corporate Bonds — 0.0% (Cost: $75,213)			75,066
Floating Rate Loan Interests(f)
Financial Services — 0.5%
Project Pearl Pasco Holdings LLC, Advance, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 8.23%, 09/15/24		2,892	2,884,505
Sirocco Lux S.A., Facility A, (3-mo. EURIBOR at 0.00% Floor + 3.90%), 7.88%, 02/28/26	EUR	7,048	7,780,524
			10,665,029
Real Estate Management & Development — 0.3%
Promontoria Beech DAC, Senior Loan, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 7.58%, 05/17/27		6,649	7,303,797
Total Floating Rate Loan Interests — 0.8% (Cost: $17,829,330)			17,968,826
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 19.6%
A&D Mortgage Trust, Series 2023-NQM5, Class A1, 7.05%, 11/25/68(a)(b)	USD	6,140	6,250,703
Adjustable Rate Mortgage Trust, Series 2006-2, Class 4A1, 4.03%, 05/25/36(c)		4,339	2,947,072
Agate Bay Mortgage Trust
Series 2015-1, Class B5, 3.66%, 01/25/45(a)(c)		723	473,853
Series 2015-3, Class B5, 3.53%, 04/25/45(a)(c)		832	547,100
Series 2015-4, Class B5, 3.50%, 06/25/45(a)(c)		580	357,740
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(c)(d)		87	36,816
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ajax Mortgage Loan Trust
Series 2020-C, Class A, 2.25%, 09/27/60(a)(b)	USD	41	$ 41,019
Series 2020-C, Class B, 5.00%, 09/27/60(a)(b)		250	244,296
Series 2020-C, Class C, 0.00%, 09/27/60(a)(d)		784	640,114
Series 2020-D, Class A, 2.25%, 06/25/60(a)(b)		421	415,247
Series 2020-D, Class B, 5.00%, 06/25/60(a)(b)		350	342,875
Series 2020-D, Class C, 0.00%, 06/25/60(a)(d)		824	617,517
Series 2021-C, Class A, 2.12%, 01/25/61(a)(b)		2,542	2,460,590
Series 2021-C, Class B, 3.72%, 01/25/61(a)(b)		817	747,400
Series 2021-C, Class C, 0.00%, 01/25/61(a)(d)		2,041	1,904,439
Series 2021-D, Class A, 2.00%, 03/25/60(a)(b)		6,608	6,337,677
Series 2021-D, Class B, 4.00%, 03/25/60(a)(c)		1,634	1,491,717
Series 2021-D, Class C, 0.00%, 03/25/60(a)(c)(d)		2,390	2,236,225
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(c)		11,412	9,925,864
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(c)		1,770	1,473,073
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(c)		1,068	895,193
Series 2021-E, Class B3, 3.77%, 12/25/60(a)(c)		634	193,416
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(c)		698	574,817
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(c)(d)		7	3,402
Series 2021-F, Class A, 1.88%, 06/25/61(a)(b)		16,643	15,876,702
Series 2021-F, Class B, 3.75%, 06/25/61(a)(b)		1,945	1,775,041
Series 2021-F, Class C, 0.00%, 06/25/61(a)(d)		3,604	2,885,433
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(c)		478	414,639
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(c)		255	217,064
Series 2022-A, Class B, 3.00%, 10/25/61(a)		1,912	1,375,195
Series 2022-A, Class C, 3.00%, 10/25/61(a)		945	787,531
Series 2022-A, Class M1, 3.00%, 10/25/61(a)		279	231,592
Series 2022-A, Class M2, 3.00%, 10/25/61(a)		1,250	1,000,262
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		80	61,525
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(c)		376	305,675
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(c)		322	255,334
Series 2022-B, Class B, 3.00%, 03/27/62(a)		1,789	1,162,948
Series 2022-B, Class C, 3.00%, 03/27/62(a)		1,254	953,129
Series 2022-B, Class M1, 3.00%, 03/27/62(a)		241	186,651
Series 2022-B, Class M2, 3.00%, 03/27/62(a)		1,198	887,046
Series 2023-A, Class A1, 3.50%, 07/25/62(a)(b)		11,572	10,871,901
Series 2023-A, Class A2, 3.00%, 07/25/62(a)(c)		515	439,301
Series 2023-A, Class A3, 2.50%, 07/25/62(a)(c)		292	233,536
Series 2023-A, Class B, 2.50%, 07/25/62(a)(c)		1,717	1,190,133
Series 2023-A, Class C, 2.50%, 07/25/62(a)(c)		979	808,969
Series 2023-A, Class M1, 2.50%, 07/25/62(a)(c)		884	686,438
Series 2023-C, Class A1, 3.50%, 05/25/63(a)(b)		13,254	12,475,280
Series 2023-C, Class A2, 3.00%, 05/25/63(a)(c)		789	654,673
Series 2023-C, Class A3, 2.50%, 05/25/63(a)(c)		421	328,133
Series 2023-C, Class C, 2.50%, 05/25/63(a)(c)		3,372	2,677,179
Series 2023-C, Class M1, 2.50%, 05/25/63(a)(c)		368	279,026
Series 2023-C, Class M2, 2.50%, 05/25/63(a)(c)		2,284	1,583,368
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12, (1-mo. CME Term SOFR + 0.32%), 5.68%, 10/25/46(c)		86	44,911
Series 2006-6, Class A1A, (1-mo. CME Term SOFR + 0.30%), 5.66%, 12/25/46(c)		4,684	3,912,726
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 5.71%, 02/25/47(c)		31	11,258
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, (1-mo. CME Term SOFR + 0.30%), 5.66%, 05/25/47(c)		1,302	695,088
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/49(a)(c)		405	354,747
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(c)		256	232,900

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Angel Oak Mortgage Trust
Series 2023-7, Class A1, 4.80%, 11/25/67(a)(b)	USD	7,620	$ 7,396,621
APS Resecuritization Trust, Series 2016-3, Class 3A, (1-mo. CME Term SOFR + 2.96%), 8.32%, 09/27/46(a)(c)		33	33,220
Banc of America Alternative Loan Trust, Series 2006-4, Class 3CB1, (1-mo. CME Term SOFR + 0.91%), 6.00%, 05/25/46(c)		488	385,552
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(c)(d)		300	90,203
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(c)		285	280,938
Banc of America Mortgage Trust, Series 2007-4, Class 1A1, 6.25%, 12/28/37		862	668,744
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 2.00%, 11/25/51(a)(b)		9,491	8,760,639
Series 2021-NPL1, Class B, 4.63%, 11/25/51(a)(b)		1,060	979,575
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)(d)		2,329	2,327,836
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(b)		3,557	3,484,179
Series 2022-RPL1, Class A, 4.25%, 02/25/28(a)(b)		7,202	6,986,659
Series 2022-RPL1, Class B, 4.25%, 02/25/28(a)(b)		1,242	1,131,427
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)(d)		2,160	928,237
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)(d)		72	41,199
Series 2023-NQM3, Class A1, 6.90%, 10/25/63(a)(b)		13,799	13,960,363
Series 2023-NQM3, Class A2, 7.36%, 10/25/63(a)(b)		2,194	2,226,639
Series 2023-NQM3, Class A3, 7.69%, 10/25/63(a)(b)		1,325	1,346,999
Series 2023-NQM3, Class B1, 8.10%, 10/25/63(a)(c)		681	708,342
Series 2023-NQM3, Class B2, 8.10%, 10/25/63(a)(c)		573	579,820
Series 2023-NQM3, Class B3, 8.10%, 10/25/63(a)(c)		1,567	1,288,729
Series 2023-NQM3, Class M1, 8.10%, 10/25/63(a)(c)		1,134	1,200,304
Series 2023-NQM3, Class SA, 0.00%, 10/25/63(a)(c)(d)		2	1,721
BCAP LLC Trust
Series 2011-RR4, Class 3A6, 4.52%, 07/26/36(a)(c)		1,171	1,106,541
Series 2011-RR5, Class 11A5, (1-mo. CME Term SOFR + 0.26%), 4.30%, 05/28/36(a)(c)		256	242,266
Bear Stearns Asset Backed Securities I Trust, Series 2006-AC1, Class 1A2, 6.25%, 02/25/36(b)		122	90,193
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. CME Term SOFR + 0.39%), 5.75%, 08/25/36(c)		323	314,966
Series 2007-AR2, Class A1, (1-mo. CME Term SOFR + 0.45%), 5.81%, 03/25/37(c)		179	164,392
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Bear Stearns Mortgage Funding Trust
Series 2007-AR4, Class 2A1, (1-mo. CME Term SOFR + 0.32%), 5.68%, 06/25/37(c)	USD	16	$ 14,926
Chase Mortgage Finance Corp., Series 2016-SH1, Class M4, 3.75%, 04/25/45(a)(c)		527	466,813
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		9,046	3,805,452
CHNGE Mortgage Trust
Series 2022-1, Class A1, 3.01%, 01/25/67(a)(c)		2,341	2,124,680
Series 2022-2, Class A1, 3.76%, 03/25/67(a)(c)		8,018	7,541,441
Series 2022-4, Class A1, 6.00%, 10/25/57(a)(b)		570	567,677
CIM Trust
Series 2019-J2, Class B4, 3.77%, 10/25/49(a)(c)		875	641,625
Series 2023-I2, Class A2, 6.85%, 12/25/67(a)(b)		932	941,909
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,840	1,546,568
Series 2008-2, Class 1A1, 6.50%, 06/25/38		280	218,971
Citigroup Mortgage Loan Trust
Series 2014-C, Class B2, 4.25%, 02/25/54(a)		317	284,591
Series 2019-RP1, Class A1, 3.50%, 01/25/66(a)(c)		1,362	1,304,409
Series 2022-A, Class A1, 6.17%, 09/25/62(a)(b)		6,682	6,706,836
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A5, 6.00%, 03/25/37		1,615	1,455,980
COLT Mortgage Loan Trust, Series 2020-2, Class M1, 5.25%, 03/25/65(a)(c)		761	742,830
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME Term SOFR + 0.46%), 5.42%, 06/25/35(c)		1,000	827,178
Series 2005-51, Class 3A3A, (1-mo. CME Term SOFR + 0.75%), 6.11%, 11/20/35(c)		391	333,075
Series 2005-76, Class 2A1, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 6.01%, 02/25/36(c)		375	336,158
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		986	488,138
Series 2006-J7, Class 1A2, 6.25%, 11/25/36		2,795	1,330,077
Series 2006-OC10, Class 2A3, (1-mo. CME Term SOFR + 0.57%), 5.93%, 11/25/36(c)		468	378,390
Series 2006-OC7, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 5.97%, 07/25/46(c)		2,966	2,490,799
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		1,124	537,990
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		163	80,703
Series 2007-OA2, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 0.84%), 5.85%, 03/25/47(c)		160	133,556
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-J2, Class 3A9, (1-mo. CME Term SOFR + 1.51%), 6.00%, 08/25/35(c)		2,444	1,621,008
Series 2007-15, Class 2A2, 6.50%, 09/25/37		630	232,001
Series 2007-HYB1, Class 3A1, 4.38%, 03/25/37(c)		1,292	1,082,212
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		39	15,699
Series 2020-SPT1, Class B2, 3.39%, 04/25/65(a)(c)		8,400	6,592,582
Series 2021-RPL9, Class A1, 2.44%, 02/25/61(a)(c)		4,033	3,869,552
Credit Suisse Mortgage Trust
Series 2006-4, Class 1A3, 6.00%, 05/25/36		378	213,181
Series 2007-5, Class 1A11, 7.00%, 08/25/37(c)		1,854	951,348

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Credit Suisse Mortgage Trust
Series 2014-9R, Class 9A1, (1-mo. CME Term SOFR + 0.23%), 5.70%, 08/27/36(a)(c)	USD	81	$ 62,937
Series 2014-SAF1, Class B5, 3.85%, 03/25/44(a)(c)		1,578	1,175,232
Series 2020-RPL2, Class A12, 3.53%, 02/25/60(a)(c)		2,645	2,644,391
Series 2021-NQM1, Class M1, 2.13%, 05/25/65(a)(c)		3,299	2,185,171
Series 2022-NQM1, Class A1, 2.27%, 11/25/66(a)(c)		4,922	4,203,370
Series 2022-NQM3, Class A1B, 4.27%, 03/25/67(a)(c)		2,291	2,126,942
Series 2022-NQM6, Class PT, 9.44%, 12/25/67(a)(c)		8,778	9,071,057
Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)(b)		2,038	2,070,748
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.96%, 05/25/65(a)(c)		150	124,129
Series 2021-1, Class M1, 2.09%, 05/25/65(a)(c)		1,620	1,388,107
Series 2021-3, Class B1, 3.27%, 08/25/66(a)(c)		3,671	2,461,315
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(c)		16	12,725
FWD Securitization Trust
Series 2020-INV1, Class A2, 2.34%, 01/25/50(a)(c)		1,248	1,126,920
Series 2020-INV1, Class A3, 2.44%, 01/25/50(a)(c)		26	23,567
GCAT Trust
Series 2020-NQM2, Class B1, 4.85%, 04/25/65(a)(c)		2,533	2,196,556
Series 2022-HX1, Class A1, 2.89%, 12/27/66(a)(c)		327	291,468
Series 2022-NQM4, Class A1, 5.27%, 08/25/67(a)(b)		3,497	3,442,059
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)(c)		4,068	3,719,397
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 7.01%, 03/25/36(c)		15	12,847
GS Mortgage-Backed Securities Corp. Trust
Series 2019-PJ2, Class A4, 4.00%, 11/25/49(a)(c)		248	228,584
Series 2020-PJ2, Class B4, 3.55%, 07/25/50(a)(c)		1,065	844,178
GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 05/25/62(a)(c)		352	325,349
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, (1-mo. CME Term SOFR + 0.51%), 5.87%, 06/25/34(a)(c)		2,970	2,608,028
Series 2005-RP2, Class 1AF, (1-mo. CME Term SOFR + 0.46%), 5.82%, 03/25/35(a)(c)		51	44,477
Series 2005-RP3, Class 2A1, 3.91%, 09/25/35(a)(c)		2,819	2,353,219
Series 2006-RP1, Class 1AF1, (1-mo. CME Term SOFR + 0.46%), 5.82%, 01/25/36(a)(c)		42	33,807
Series 2006-RP2, Class 2A1, 4.21%, 04/25/36(a)(c)		2,245	1,844,353
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GSMSC Resecuritization Trust, Series 2015-5R, Class 1D, (1-mo. CME Term SOFR + 0.25%), 3.88%, 04/26/37(a)(c)	USD	4,043	$ 2,391,251
GSR Mortgage Loan Trust, Series 2006-AR2, Class 3A1, 4.95%, 04/25/36(c)		1,706	1,082,365
Homeward Opportunities Fund I Trust
Series 2020-2, Class B1, 5.45%, 05/25/65(a)(c)		3,640	3,525,560
Series 2022-1, Class A1, 5.08%, 07/25/67(a)(b)		6,274	6,166,414
Impac Secured Assets Trust, Series 2006-2, Class 1A2B, (1-mo. CME Term SOFR + 0.45%), 5.81%, 08/25/36(c)		1,750	1,704,037
IndyMac Index Mortgage Loan Trust
Series 2006-AR27, Class 2A2, (1-mo. CME Term SOFR + 0.51%), 5.87%, 10/25/36(c)		194	172,057
Series 2007-AR19, Class 3A1, 3.69%, 09/25/37(c)		618	412,764
Series 2007-FLX5, Class 2A2, (1-mo. CME Term SOFR + 0.35%), 5.71%, 08/25/37(c)		2,523	2,193,334
JPMorgan Alternative Loan Trust, Series 2006-S2, Class A5, 6.88%, 05/25/36(b)		4,171	3,538,172
JPMorgan Mortgage Trust
Series 2005-A4, Class B1, 5.11%, 07/25/35(c)		299	274,108
Series 2020-5, Class B3, 3.57%, 12/25/50(a)(c)		3,694	3,067,283
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(c)		14,930	13,039,160
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(c)		6,218	4,018,530
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(c)		3,746	3,033,937
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(c)		879	704,295
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(c)		1,223	952,008
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(c)		650	477,094
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(c)		267	178,639
Series 2021-INV7, Class B6, 3.20%, 02/25/52(a)(c)		874	348,487
Legacy Mortgage Asset Trust, Series 2020-SL1, Class A, 5.73%, 01/25/60(a)(b)		47	46,999
Lehman XS Trust, Series 2007-20N, Class A1, (1-mo. CME Term SOFR + 2.41%), 7.77%, 12/25/37(c)		23	21,955
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(a)		1,963	1,415,614
MASTR Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/37(a)(c)		878	634,969
MCM Trust
Series 2021-VFN1, Class Cert, 0.00%, 09/25/31(d)(f)		1,424	937,088
Series 2021-VFN1, Class Note, 2.50%, 09/25/31(f)		2,061	1,976,701
MFA Trust, Series 2021-INV1, Class M1, 2.29%, 01/25/56(a)(c)		700	595,832
MFRA Trust, Series 2022-CHM1, Class A1, 3.88%, 09/25/56(a)(b)		6,233	5,910,450
Mill City Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.05%, 10/25/67(a)(b)		4,669	4,698,878
Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B3, 6.89%, 06/25/44(a)(c)		198	193,792

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1-mo. LIBOR US + 0.34%), 5.80%, 04/16/36(a)(c)	USD	175	$ 166,541
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(c)		1,195	1,148,700
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP1, Class 2A4, 6.05%, 02/25/35(b)		320	309,000
Series 2007-2, Class A4, (1-mo. CME Term SOFR + 0.53%), 6.31%, 06/25/37(c)		580	462,746
NYMT Loan Trust, Series 2020-SP2, Class A1, 5.94%, 10/25/60(a)(c)		5,545	5,519,645
OBX Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/59(a)(c)		142	137,269
Preston Ridge Partners Mortgage LLC
Series 2021-4, Class A1, 1.87%, 04/25/26(a)(b)		3,160	3,086,080
Series 2022-1, Class A1, 3.72%, 02/25/27(a)(b)		4,260	4,107,837
Series 2023-1, Class A1, 6.88%, 02/25/28(a)(c)		4,810	4,857,621
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(c)		1,148	956,989
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(c)		485	463,082
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(c)		7,159	7,049,891
RALI Trust
Series 2005-QA10, Class A21, 4.69%, 09/25/35(c)		5,178	2,241,851
Series 2006-QO1, Class 3A1, (1-mo. CME Term SOFR + 0.65%), 6.01%, 02/25/46(c)		1,814	802,266
Series 2006-QO10, Class A1, (1-mo. CME Term SOFR + 0.43%), 5.79%, 01/25/37(c)		1,742	1,519,050
Series 2007-QH3, Class A1, (1-mo. CME Term SOFR + 0.43%), 5.79%, 04/25/37(c)		4,894	4,303,111
RCKT Mortgage Trust, Series 2020-1, Class B4, 3.47%, 02/25/50(a)(c)		923	772,366
RCO VI Mortgage LLC, Series 2022-1, Class A1, 3.00%, 01/25/27(a)(b)		9,613	9,251,782
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, (1-mo. CME Term SOFR + 0.47%), 5.83%, 03/25/35(a)(c)		1,392	1,262,105
Series 2005-R2, Class 1AF1, (1-mo. CME Term SOFR + 0.45%), 5.81%, 06/25/35(a)(c)		265	247,779
Series 2005-R3, Class AF, (1-mo. CME Term SOFR + 0.51%), 5.87%, 09/25/35(a)(c)		422	353,849
Residential Mortgage Loan Trust, Series 2019-3, Class B2, 5.66%, 09/25/59(a)(c)		2,900	2,547,482
RFMSI Series Trust
Series 2005-SA4, Class 2A1, 5.11%, 09/25/35(c)		1,888	1,185,436
Series 2006-SA2, Class 2A1, 5.36%, 08/25/36(c)		437	306,328
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(c)		3,379	2,983,801
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(c)(f)		1,167	695,981
Seasoned Loans Structured Transaction Trust, Series 2020-3, Class M1, 4.75%, 04/26/60(a)(c)		945	914,701
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(a)(b)		733	732,473
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Starwood Mortgage Residential Trust
Series 2020-3, Class B1, 4.75%, 04/25/65(a)(c)	USD	2,820	$ 2,484,370
Series 2020-INV1, Class B1, 3.26%, 11/25/55(a)		260	211,312
Series 2020-INV1, Class M1, 2.50%, 11/25/55(a)		2,688	2,304,249
Series 2021-1, Class B1, 3.52%, 05/25/65(a)(c)		648	497,840
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, (1-mo. CME Term SOFR + 0.53%), 5.89%, 05/25/46(c)		29	19,877
Structured Asset Securities Corp.
Series 2005-RF3, Class 1A, (1-mo. CME Term SOFR + 0.46%), 5.82%, 06/25/35(a)(c)		708	605,749
Series 2005-RF5, Class 2A, 4.02%, 07/25/35(a)(c)		1,808	1,664,547
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(a)		4,313	2,455,337
Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(a)		1,264	689,227
Thornburg Mortgage Securities Trust, Series 2006-3, Class A1, 4.03%, 06/25/46(c)		997	649,562
Toorak Mortgage Corp., Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(c)		3,755	2,791,619
TVC Mortgage Trust, Series 2023-RTL1, Class A1, 8.25%, 11/25/27(a)(b)		4,107	4,134,347
Verus Securitization Trust
Series 2019-4, Class B1, 3.86%, 11/25/59(a)(c)		800	698,574
Series 2020-4, Class B1, 5.05%, 05/25/65(a)(c)		2,600	2,413,870
Series 2021-1, Class M1, 1.97%, 01/25/66(a)(c)		3,000	2,093,093
Series 2021-R1, Class M1, 2.34%, 10/25/63(a)		3,250	2,786,363
Series 2021-R2, Class B1, 3.25%, 02/25/64(a)(c)		265	193,803
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(c)		1,507	1,046,127
Visio Trust, Series 2019-2, Class B1, 3.91%, 11/25/54(a)(c)		100	75,446
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(c)		117	107,893
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(c)		170	150,745
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-11, Class A1, 5.75%, 01/25/36		1,166	983,679
Series 2005-11, Class A7, 5.75%, 01/25/36		2,370	1,998,064
Series 2005-9, Class 5A6, (1-mo. CME Term SOFR + 0.66%), 5.50%, 11/25/35(c)		377	259,845
Series 2005-9, Class 5A9, 5.50%, 11/25/35		155	118,778
Series 2006-4, Class 1A1, 6.00%, 04/25/36		144	128,918
Series 2006-4, Class 3A1, 7.00%, 05/25/36(b)		93	77,639
Series 2006-6, Class 3CB1, 7.00%, 08/25/36		4,230	1,678,773
Series 2006-AR1, Class A1A, (1-mo. CME Term SOFR + 0.61%), 5.97%, 02/25/36(c)		1,176	881,196
Series 2006-AR5, Class A1A, (12-mo. Federal Reserve Cumulative Average US + 0.99%), 6.00%, 06/25/46(c)		151	129,601
Series 2007-HY1, Class A2A, (1-mo. CME Term SOFR + 0.43%), 5.79%, 02/25/37(c)		501	378,785
Series 2007-OA1, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.71%), 5.72%, 12/25/46(c)		2,387	1,944,050
Series 2007-OA3, Class 5A, (12-mo. Federal Reserve Cumulative Average US + 1.25%), 6.26%, 04/25/47(c)		597	493,774

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA4, Class 2A, (Cost of Funds for the 11th District of San Francisco + 0.80%), 5.81%, 05/25/47(c)	USD	2,006	$ 1,646,984
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 5.76%, 06/25/47(c)		473	378,101
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A1, 6.48%, 10/25/36(c)		851	789,015
Western Mortgage Reference Notes
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 8.49%, 07/25/59(a)(c)		4,043	4,247,104
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 9.04%, 07/25/59(a)(c)		5,781	5,845,584
WinWater Mortgage Loan Trust, Series 2014-3, Class B5, 3.98%, 11/20/44(a)(c)		923	708,009
			433,098,475
Commercial Mortgage-Backed Securities — 26.1%
245 Park Avenue Trust
Series 2017-245P, Class A, 3.51%, 06/05/37(a)		5,000	4,589,498
Series 2017-245P, Class C, 3.66%, 06/05/37(a)(c)		3,000	2,605,334
Series 2017-245P, Class E, 3.66%, 06/05/37(a)(c)		1,151	921,746
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 6.54%, 09/15/34(a)(c)		5,000	4,802,537
Series 2017-280P, Class B, (1-mo. CME Term SOFR + 1.38%), 6.74%, 09/15/34(a)(c)		585	545,513
Series 2017-280P, Class E, (1-mo. CME Term SOFR + 2.42%), 7.78%, 09/15/34(a)(c)		1,432	1,286,640
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.29%, 11/15/55(c)		600	606,819
ACREC LLC, Series 2023-FL2, Class A, (1-mo. CME Term SOFR + 2.23%), 7.59%, 02/19/38(a)(c)		3,250	3,247,983
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 6.63%, 04/15/34(a)(c)		644	578,470
Angel Oak SB Commercial Mortgage Trust, Series 2020-SBC1, Class A1, 2.07%, 05/25/50(a)(c)		6,313	5,755,845
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)		3,394	2,873,324
AREIT LLC
Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 7.60%, 06/17/39(a)(c)		3,080	3,075,208
Series 2023-CRE8, Class A, (1-mo. CME Term SOFR + 2.11%), 7.47%, 02/17/28(a)(c)		1,703	1,687,281
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. CME Term SOFR + 2.27%), 7.63%, 04/15/35(a)(c)		1,128	1,079,844
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, (1-mo. CME Term SOFR + 1.10%), 6.46%, 09/15/32(a)(c)		2,000	1,989,810
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class B, 4.34%, 09/15/48(c)		114	101,889
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.60%, 04/14/33(a)(c)	USD	1,114	$ 988,780
Series 2017-SCH, Class AL, (1-mo. CME Term SOFR + 0.95%), 6.31%, 11/15/32(a)(c)		2,470	2,191,984
Series 2017-SCH, Class DL, (1-mo. CME Term SOFR + 2.05%), 7.41%, 11/15/32(a)(c)		1,090	874,160
Series 2018-DSNY, Class B, (1-mo. CME Term SOFR + 1.45%), 6.81%, 09/15/34(a)(c)		162	160,968
Series 2018-DSNY, Class D, (1-mo. CME Term SOFR + 2.00%), 7.36%, 09/15/34(a)(c)		227	223,612
BANK
Series 2019-BN22, Class A4, 2.98%, 11/15/62		3,000	2,668,077
Series 2020-BN28, Class A4, 1.84%, 03/15/63		4,200	3,450,592
Series 2021-BN35, Class A5, 2.29%, 06/15/64		744	616,510
Bayview Commercial Asset Trust
Series 2006-1A, Class A1, (1-mo. CME Term SOFR + 0.52%), 5.88%, 04/25/36(a)(c)		5,958	5,450,735
Series 2006-1A, Class A2, (1-mo. CME Term SOFR + 0.65%), 6.01%, 04/25/36(a)(c)		13	12,254
Series 2006-4A, Class A2, (1-mo. CME Term SOFR + 0.52%), 5.88%, 12/25/36(a)(c)		1,213	1,125,797
Series 2006-SP2, Class A, (1-mo. CME Term SOFR + 0.53%), 5.89%, 01/25/37(a)(c)		1,283	1,193,314
Series 2007-1, Class A2, (1-mo. CME Term SOFR + 0.52%), 5.88%, 03/25/37(a)(c)		5,583	5,124,663
Series 2007-2A, Class A1, (1-mo. CME Term SOFR + 0.38%), 5.74%, 07/25/37(a)(c)		29	25,949
Series 2007-4A, Class A1, (1-mo. CME Term SOFR + 0.79%), 6.15%, 09/25/37(a)(c)		5,194	4,757,299
Series 2007-6A, Class A4A, (1-mo. CME Term SOFR + 1.61%), 6.97%, 12/25/37(a)(c)		3,365	2,870,215
BBCMS Mortgage Trust
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		281	264,631
Series 2018-CHRS, Class E, 4.27%, 08/05/38(a)(c)		1,000	673,577
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 6.28%, 03/15/37(a)(c)		5,127	4,755,291
Series 2018-TALL, Class B, (1-mo. CME Term SOFR + 1.17%), 6.53%, 03/15/37(a)(c)		466	407,750
Series 2023-5C23, Class A3, 6.68%, 12/15/56(c)		2,830	3,018,091
Series 2023-5C23, Class D, 7.70%, 12/15/56(a)(c)		332	283,178
Series 2023-C22, Class A5, 6.80%, 11/15/56(c)		610	693,254
BDS LLC, Series 2022-FL12, Class A, (1-mo. CME Term SOFR + 2.14%), 7.49%, 08/19/38(a)(c)		1,870	1,860,135
Beast Mortgage Trust
Series 2021-SSCP, Class A, (1-mo. CME Term SOFR + 0.86%), 6.23%, 04/15/36(a)(c)		3,009	2,950,480
Series 2021-SSCP, Class B, (1-mo. CME Term SOFR + 1.21%), 6.58%, 04/15/36(a)(c)		278	268,575
Series 2021-SSCP, Class C, (1-mo. CME Term SOFR + 1.46%), 6.83%, 04/15/36(a)(c)		337	325,261
Series 2021-SSCP, Class D, (1-mo. CME Term SOFR + 1.71%), 7.08%, 04/15/36(a)(c)		324	310,153
Series 2021-SSCP, Class E, (1-mo. CME Term SOFR + 2.21%), 7.58%, 04/15/36(a)(c)		278	262,450
Series 2021-SSCP, Class F, (1-mo. CME Term SOFR + 3.01%), 8.38%, 04/15/36(a)(c)		262	247,895

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Beast Mortgage Trust
Series 2021-SSCP, Class G, (1-mo. CME Term SOFR + 3.91%), 9.28%, 04/15/36(a)(c)	USD	293	$ 273,046
Series 2021-SSCP, Class H, (1-mo. CME Term SOFR + 5.02%), 10.38%, 04/15/36(a)(c)		216	200,860
Benchmark Mortgage Trust, Series 2021-B29, Class A5, 2.39%, 09/15/54		652	540,068
BFLD Trust, Series 2020-EYP, Class E, (1-mo. CME Term SOFR + 3.81%), 9.18%, 10/15/35(a)(c)		1,353	137,064
BHMS
Series 2018-ATLS, Class A, (1-mo. CME Term SOFR + 1.55%), 6.91%, 07/15/35(a)(c)		2,850	2,827,907
Series 2018-ATLS, Class C, (1-mo. CME Term SOFR + 2.20%), 7.56%, 07/15/35(a)(c)		2,600	2,535,239
BHP Trust, Series 2019-BXHP, Class C, (1-mo. CME Term SOFR + 1.57%), 6.93%, 08/15/36(a)(c)		897	886,275
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 7.05%, 03/15/40(a)(c)		2,114	2,101,501
BMO Mortgage Trust, Series 2023-5C2, Class A3, 7.06%, 11/15/56(c)		1,020	1,105,469
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-mo. CME Term SOFR + 1.77%), 7.13%, 05/15/39(a)(c)		1,540	1,530,854
BPR Trust
Series 2021-TY, Class E, (1-mo. CME Term SOFR + 3.71%), 9.08%, 09/15/38(a)(c)		3,138	2,994,861
Series 2022-SSP, Class A, (1-mo. CME Term SOFR + 3.00%), 8.36%, 05/15/39(a)(c)		770	771,193
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		1,108	1,040,164
Series 2013-1515, Class C, 3.45%, 03/10/33(a)		250	229,692
BX Commercial Mortgage Trust
Series 2019-XL, Class A, (1-mo. CME Term SOFR + 1.03%), 6.40%, 10/15/36(a)(c)		937	934,356
Series 2019-XL, Class D, (1-mo. CME Term SOFR + 1.56%), 6.93%, 10/15/36(a)(c)		2,550	2,533,792
Series 2019-XL, Class G, (1-mo. CME Term SOFR + 2.41%), 7.78%, 10/15/36(a)(c)		4,250	4,185,180
Series 2019-XL, Class J, (1-mo. CME Term SOFR + 2.76%), 8.13%, 10/15/36(a)(c)		4,978	4,896,617
Series 2020-VIV2, Class C, 3.54%, 03/09/44(a)(c)		2,204	1,882,594
Series 2020-VIV3, Class B, 3.54%, 03/09/44(a)(c)		3,576	3,129,065
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		1,051	898,548
Series 2020-VIVA, Class D, 3.55%, 03/11/44(a)(c)		3,000	2,502,907
Series 2020-VKNG, Class F, (1-mo. CME Term SOFR + 2.86%), 8.23%, 10/15/37(a)(c)		1,400	1,358,558
Series 2021-NWM, Class A, (1-mo. CME Term SOFR + 1.02%), 6.39%, 02/15/33(a)(c)		1,061	1,035,975
Series 2021-NWM, Class B, (1-mo. CME Term SOFR + 2.26%), 7.63%, 02/15/33(a)(c)		622	611,466
Series 2021-NWM, Class C, (1-mo. CME Term SOFR + 4.36%), 9.73%, 02/15/33(a)(c)		410	402,665
Series 2021-SOAR, Class G, (1-mo. CME Term SOFR + 2.91%), 8.28%, 06/15/38(a)(c)		2,694	2,572,434
Series 2021-VINO, Class A, (1-mo. CME Term SOFR + 0.77%), 6.13%, 05/15/38(a)(c)		3,916	3,853,307
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2021-VINO, Class F, (1-mo. CME Term SOFR + 2.92%), 8.28%, 05/15/38(a)(c)	USD	905	$ 856,991
Series 2021-VIV5, Class A, 2.84%, 03/09/44(a)(c)		1,522	1,299,802
Series 2021-XL2, Class F, (1-mo. CME Term SOFR + 2.36%), 7.72%, 10/15/38(a)(c)		3,959	3,775,043
Series 2022-CSMO, Class C, (1-mo. CME Term SOFR + 3.89%), 9.25%, 06/15/27(a)(c)		1,080	1,080,677
Series 2023-VLT3, Class A, (1-mo. CME Term SOFR + 1.94%), 7.30%, 11/15/28(a)(c)		1,010	1,013,477
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 7.12%, 12/09/40(a)(c)		3,455	3,457,139
Series 2023-XL3, Class D, (1-mo. CME Term SOFR + 3.59%), 8.95%, 12/09/40(a)(c)		4,580	4,578,564
BX Trust
Series 2019-CALM, Class E, (1-mo. CME Term SOFR + 2.11%), 7.48%, 11/15/32(a)(c)		2,100	2,060,200
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		2,786	2,459,222
Series 2021-ARIA, Class A, (1-mo. CME Term SOFR + 1.01%), 6.38%, 10/15/36(a)(c)		3,062	2,992,805
Series 2021-ARIA, Class C, (1-mo. CME Term SOFR + 1.76%), 7.12%, 10/15/36(a)(c)		150	144,916
Series 2021-ARIA, Class D, (1-mo. CME Term SOFR + 2.01%), 7.37%, 10/15/36(a)(c)		1,249	1,189,422
Series 2021-ARIA, Class G, (1-mo. CME Term SOFR + 3.26%), 8.62%, 10/15/36(a)(c)		829	776,286
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 0.91%), 6.28%, 02/15/36(a)(c)		916	900,794
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 6.28%, 02/15/36(a)(c)		594	584,216
Series 2021-MFM1, Class A, (1-mo. CME Term SOFR + 0.81%), 6.18%, 01/15/34(a)(c)		567	559,738
Series 2021-MFM1, Class G, (1-mo. CME Term SOFR + 4.01%), 9.38%, 01/15/34(a)(c)		575	562,836
Series 2021-VIEW, Class E, (1-mo. CME Term SOFR + 3.71%), 9.08%, 06/15/36(a)(c)		3,716	3,383,658
Series 2022-GPA, Class A, (1-mo. CME Term SOFR + 2.17%), 7.53%, 08/15/39(a)(c)		12,240	12,251,507
Series 2022-GPA, Class B, (1-mo. CME Term SOFR + 2.66%), 8.03%, 08/15/41(a)(c)		358	358,337
Series 2022-GPA, Class D, (1-mo. CME Term SOFR + 4.06%), 9.42%, 08/15/43(a)(c)		1,200	1,201,128
Series 2022-LBA6, Class A, (1-mo. CME Term SOFR + 1.00%), 6.36%, 01/15/39(a)(c)		1,862	1,831,065
Series 2022-VAMF, Class A, (1-mo. CME Term SOFR + 0.85%), 6.21%, 01/15/39(a)(c)		961	940,520
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 6.64%, 01/15/39(a)(c)		397	387,534
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 8.05%, 05/15/38(a)(c)		4,700	4,708,832
Series 2023-DELC, Class D, (1-mo. CME Term SOFR + 4.39%), 9.75%, 05/15/38(a)(c)		270	270,338
BXP Trust
Series 2017-GM, Class B, 3.43%, 06/13/39(a)(c)		265	241,108
Series 2021-601L, Class D, 2.78%, 01/15/44(a)(c)		1,120	689,747
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D, (1-mo. CME Term SOFR + 1.80%), 7.41%, 12/15/37(a)(c)		1,000	988,678
Series 2019-LIFE, Class E, (1-mo. CME Term SOFR + 2.20%), 7.81%, 12/15/37(a)(c)		1,437	1,408,077

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust
Series 2016-CD1, Class A3, 2.46%, 08/10/49	USD	4,338	$ 4,045,547
Series 2017-CD6, Class B, 3.91%, 11/13/50(c)		336	277,204
CENT Trust, Series 2023-CITY, Class A, (1-mo. CME Term SOFR + 2.62%), 7.98%, 09/15/38(a)(c)		5,474	5,501,499
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class C, 4.84%, 05/10/58(c)		130	116,638
CFK Trust
Series 2019-FAX, Class D, 4.64%, 01/15/39(a)(c)		2,500	2,210,825
Series 2019-FAX, Class E, 4.64%, 01/15/39(a)(c)		2,600	2,208,436
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.52%, 05/10/35(a)(c)		100	91,004
Series 2016-P3, Class A4, 3.33%, 04/15/49		2,635	2,504,922
Series 2017-P7, Class A4, 3.71%, 04/14/50		6,000	5,637,023
COAST Commercial Mortgage Trust
Series 2023-2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 7.95%, 08/15/36(a)(c)		1,482	1,470,424
Series 2023-2HTL, Class D, (1-mo. CME Term SOFR + 4.44%), 9.80%, 08/15/36(a)(c)		2,600	2,603,897
Cold Storage Trust
Series 2020-ICE5, Class A, (1-mo. CME Term SOFR + 1.01%), 6.37%, 11/15/37(a)(c)		9,469	9,424,456
Series 2020-ICE5, Class E, (1-mo. CME Term SOFR + 2.88%), 8.24%, 11/15/37(a)(c)		1,966	1,951,274
Series 2020-ICE5, Class F, (1-mo. CME Term SOFR + 3.61%), 8.96%, 11/15/37(a)(c)		1,729	1,710,771
Commercial Mortgage Trust
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		95	94,653
Series 2015-CR23, Class A4, 3.50%, 05/10/48		2,000	1,938,995
Series 2015-CR26, Class A4, 3.63%, 10/10/48		3,535	3,403,591
Series 2015-LC19, Class B, 3.83%, 02/10/48(c)		296	276,141
Series 2015-PC1, Class B, 4.28%, 07/10/50(c)		3,175	2,951,900
Series 2016-667M, Class D, 3.18%, 10/10/36(a)(c)		500	394,226
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A, (1-mo. CME Term SOFR + 1.03%), 6.39%, 05/15/36(a)(c)		8,313	8,313,475
Series 2019-ICE4, Class B, (1-mo. CME Term SOFR + 1.28%), 6.64%, 05/15/36(a)(c)		3,008	2,999,720
Series 2019-ICE4, Class E, (1-mo. CME Term SOFR + 2.20%), 7.56%, 05/15/36(a)(c)		6,315	6,270,269
Series 2019-ICE4, Class F, (1-mo. CME Term SOFR + 2.70%), 8.06%, 05/15/36(a)(c)		8,875	8,785,687
Credit Suisse Mortgage Trust
Series 2017-PFHP, Class A, (1-mo. CME Term SOFR + 1.00%), 6.36%, 12/15/30(a)(c)		240	227,086
Series 2020-FACT, Class E, (1-mo. CME Term SOFR + 5.23%), 10.59%, 10/15/37(a)(c)		1,564	1,398,935
Series 2021-980M, Class D, 3.54%, 07/15/31(a)(c)		3,364	2,888,148
Series 2021-980M, Class E, 3.54%, 07/15/31(a)(c)		2,195	1,837,315
Series 2021-BHAR, Class A, (1-mo. CME Term SOFR + 1.26%), 6.63%, 11/15/38(a)(c)		4,487	4,434,900
Series 2021-BHAR, Class B, (1-mo. CME Term SOFR + 1.61%), 6.98%, 11/15/38(a)(c)		649	638,362
Series 2021-BHAR, Class C, (1-mo. CME Term SOFR + 2.11%), 7.48%, 11/15/38(a)(c)		1,095	1,078,041
Series 2021-BHAR, Class E, (1-mo. CME Term SOFR + 3.61%), 8.98%, 11/15/38(a)(c)		633	614,544
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Trust
Series 2022-NWPT, Class A, (1-mo. CME Term SOFR + 3.14%), 8.51%, 09/09/24(a)(c)	USD	3,759	$ 3,799,040
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		1,289	1,342,078
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class C, 4.24%, 06/15/52(c)		802	636,635
DBGS Mortgage Trust
Series 2018-5BP, Class A, (1-mo. CME Term SOFR + 0.89%), 6.25%, 06/15/33(a)(c)		5,000	4,584,320
Series 2018-BIOD, Class D, (1-mo. CME Term SOFR + 1.60%), 6.96%, 05/15/35(a)(c)		3,198	3,137,638
Series 2018-BIOD, Class F, (1-mo. CME Term SOFR + 2.30%), 7.66%, 05/15/35(a)(c)		3,052	2,961,281
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class D, 3.53%, 10/10/34(a)(c)		990	817,802
Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(c)		1,094	768,015
ELP Commercial Mortgage Trust, Series 2021-ELP, Class G, (1-mo. CME Term SOFR + 3.23%), 8.59%, 11/15/38(a)(c)		660	617,374
Extended Stay America Trust
Series 2021-ESH, Class D, (1-mo. CME Term SOFR + 2.36%), 7.73%, 07/15/38(a)(c)		4,661	4,578,715
Series 2021-ESH, Class E, (1-mo. CME Term SOFR + 2.96%), 8.33%, 07/15/38(a)(c)		3,258	3,196,334
Series 2021-ESH, Class F, (1-mo. CME Term SOFR + 3.81%), 9.18%, 07/15/38(a)(c)		3,817	3,734,772
FREMF Mortgage Trust
Series 2018-K74, Class B, 4.09%, 02/25/51(a)(c)		2,150	2,043,390
Series 2018-W5FX, Class CFX, 3.66%, 04/25/28(a)(c)		4,100	3,513,603
Series 2020-K105, Class B, 3.53%, 03/25/53(a)(c)		2,905	2,606,068
FS Rialto Issuer Ltd., Series 2022-FL7, Class A, (1-mo. CME Term SOFR + 2.90%), 8.26%, 10/19/39(a)(c)		2,976	2,991,583
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(c)		4,100	3,856,524
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.40%, 07/10/48(c)		881	796,601
Series 2017-GS6, Class A3, 3.43%, 05/10/50		2,000	1,851,422
Series 2019-GSA1, Class A4, 3.05%, 11/10/52		2,587	2,305,881
Series 2019-GSA1, Class C, 3.81%, 11/10/52(c)		2,530	1,948,370
Series 2021-DM, Class A, (1-mo. CME Term SOFR + 1.00%), 6.36%, 11/15/36(a)(c)		2,421	2,380,774
Series 2022-AGSS, Class A, (1-mo. CME Term SOFR + 2.69%), 8.05%, 11/15/27(a)(c)		3,480	3,482,425
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 7.56%, 08/15/39(a)(c)		3,170	3,177,782
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 7.45%, 03/15/28(a)(c)		2,080	2,072,179
Series 2023-SHIP, Class E, 7.43%, 09/10/38(a)(c)		9,607	9,391,663
Harvest Commercial Capital Loan Trust, Series 2020-1, Class M4, 5.96%, 04/25/52(a)(c)		669	599,793
HIG RCP LLC, Series 2023-FL1, Class A, (1-mo. CME Term SOFR + 2.27%), 7.63%, 09/19/38(a)(c)		3,520	3,504,136
HIT Trust, Series 2022-HI32, Class A, (1-mo. CME Term SOFR + 2.39%), 7.75%, 07/15/24(a)(c)		688	687,935

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
HONO Mortgage Trust
Series 2021-LULU, Class A, (1-mo. CME Term SOFR + 1.26%), 6.63%, 10/15/36(a)(c)	USD	2,850	$ 2,727,577
Series 2021-LULU, Class E, (1-mo. CME Term SOFR + 3.46%), 8.83%, 10/15/36(a)(c)		1,382	1,280,785
Series 2021-LULU, Class F, (1-mo. CME Term SOFR + 4.51%), 9.88%, 10/15/36(a)(c)		1,629	1,485,098
Houston Galleria Mall Trust, Series 2015-HGLR, Class D, 3.98%, 03/05/37(a)		578	537,308
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(c)		712	508,211
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (1-mo. CME Term SOFR + 2.25%), 7.61%, 10/15/39(a)(c)		5,218	5,199,242
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (1-mo. CME Term SOFR + 2.49%), 7.85%, 08/15/39(a)(c)		3,483	3,493,915
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.14%, 12/15/48(a)(c)		1,007	825,845
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.42%, 06/15/51		111	101,090
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class A4, 2.82%, 08/15/49		3,655	3,401,961
Series 2016-NINE, Class B, 2.85%, 09/06/38(a)(c)		2,073	1,832,520
Series 2018-PHH, Class A, (1-mo. CME Term SOFR + 1.26%), 6.62%, 06/15/35(a)(c)		2,907	2,592,979
Series 2020-609M, Class D, (1-mo. CME Term SOFR + 3.13%), 8.50%, 10/15/33(a)(c)		700	566,283
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.91%), 6.28%, 04/15/38(a)(c)		277	274,331
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.56%), 7.93%, 04/15/38(a)(c)		2,528	2,445,330
Series 2022-CGSS, Class A, (1-mo. CME Term SOFR + 2.47%), 8.23%, 12/15/36(a)(c)		5,343	5,354,562
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.54%), 8.90%, 04/15/37(a)(c)		3,360	2,286,806
Series 2022-NXSS, Class A, (1-mo. CME Term SOFR + 2.18%), 7.54%, 09/15/39(a)(c)		5,605	5,617,264
Series 2022-OPO, Class D, 3.45%, 01/05/39(a)(c)		2,481	1,451,384
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, (1-mo. CME Term SOFR + 2.00%), 7.36%, 05/15/36(a)(c)		366	360,813
KSL Commercial Mortgage Trust
Series 2023-HT, Class A, (1-mo. CME Term SOFR + 2.29%), 7.64%, 12/15/36(a)(c)		3,000	2,998,107
Series 2023-HT, Class D, (1-mo. CME Term SOFR + 4.29%), 9.64%, 12/15/36(a)(c)		11,220	11,226,872
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2007-2A, Class M1, (1-mo. CME Term SOFR + 0.51%), 5.87%, 06/25/37(a)(c)		340	335,474
Series 2007-3A, Class M2, (1-mo. CME Term SOFR + 2.11%), 7.47%, 10/25/37(a)(c)		3,340	2,875,395
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 8.05%, 08/15/40(a)(c)		1,281	1,293,563
LUXE Trust, Series 2021-TRIP, Class E, (1-mo. CME Term SOFR + 2.86%), 8.23%, 10/15/38(a)(c)		654	638,122
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Med Trust
Series 2021-MDLN, Class E, (1-mo. CME Term SOFR + 3.26%), 8.63%, 11/15/38(a)(c)	USD	436	$ 423,688
Series 2021-MDLN, Class F, (1-mo. CME Term SOFR + 4.11%), 9.48%, 11/15/38(a)(c)		6,026	5,847,706
Series 2021-MDLN, Class G, (1-mo. CME Term SOFR + 5.36%), 10.73%, 11/15/38(a)(c)		8,164	7,809,528
MF1, Series 2021-W10, Class G, (1-mo. CME Term SOFR + 4.22%), 9.58%, 12/15/34(a)(c)		560	519,199
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.92%), 6.28%, 04/15/38(a)(c)		925	915,392
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 2.72%), 8.08%, 04/15/38(a)(c)		210	204,524
Series 2021-MHC2, Class A, (1-mo. CME Term SOFR + 0.96%), 6.33%, 05/15/38(a)(c)		3,050	3,008,023
MHP
Series 2021-STOR, Class G, (1-mo. CME Term SOFR + 2.86%), 8.23%, 07/15/38(a)(c)		3,426	3,270,728
Series 2021-STOR, Class J, (1-mo. CME Term SOFR + 4.06%), 9.43%, 07/15/38(a)(c)		1,917	1,825,196
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/38(a)		1,978	2,038,674
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A5, 3.64%, 10/15/48		1,455	1,404,561
Series 2016-C32, Class A4, 3.72%, 12/15/49		1,060	1,006,570
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48(c)		2,000	1,936,029
Series 2017-ASHF, Class G, (1-mo. CME Term SOFR + 7.20%), 12.56%, 11/15/34(a)(c)		746	666,347
Series 2017-H1, Class B, 4.08%, 06/15/50		2,400	2,137,263
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(c)		2,184	1,304,591
Series 2018-SUN, Class D, (1-mo. CME Term SOFR + 2.01%), 7.31%, 07/15/35(a)(c)		1,000	982,354
Series 2018-SUN, Class F, (1-mo. CME Term SOFR + 2.85%), 8.21%, 07/15/35(a)(c)		22	21,131
Series 2019-H7, Class AS, 3.52%, 07/15/52		1,900	1,699,526
Series 2019-H7, Class C, 4.13%, 07/15/52		5,000	3,933,174
Series 2019-H7, Class D, 3.00%, 07/15/52(a)		3,000	1,882,362
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, 12/15/56(c)		2,850	3,069,432
MTN Commercial Mortgage Trust
Series 2022-LPFL, Class A, (1-mo. CME Term SOFR + 1.40%), 6.77%, 03/15/39(a)(c)		910	887,114
Series 2022-LPFL, Class F, (1-mo. CME Term SOFR + 5.29%), 10.66%, 03/15/39(a)(c)		829	769,751
Natixis Commercial Mortgage Securities Trust, Series 2017-75B, Class A, 3.86%, 04/10/37(a)		1,850	1,587,328
NJ Trust, Series 2023-GSP, Class A, 6.70%, 01/06/29(a)(c)		1,470	1,532,553
Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/39(a)		2,920	2,582,194
Series 2017-OT, Class D, 3.95%, 05/10/39(a)(c)		1,080	711,776
Series 2017-OT, Class E, 3.95%, 05/10/39(a)(c)		498	308,488
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		1,930	1,634,002
One New York Plaza Trust
Series 2020-1NYP, Class A, (1-mo. CME Term SOFR + 1.06%), 6.43%, 01/15/36(a)(c)		115	109,464
Series 2020-1NYP, Class AJ, (1-mo. CME Term SOFR + 1.36%), 6.73%, 01/15/36(a)(c)		1,753	1,616,101

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
OPEN Trust, Series 2023-AIR, Class A, (1-mo. CME Term SOFR + 3.09%), 8.45%, 10/15/28(a)(c)	USD	2,469	$ 2,473,858
PKHL Commercial Mortgage Trust
Series 2021-MF, Class F, (1-mo. CME Term SOFR + 3.46%), 8.83%, 07/15/38(a)(c)		1,824	1,196,256
Series 2021-MF, Class G, (1-mo. CME Term SOFR + 4.46%), 9.83%, 07/15/38(a)(c)		1,967	402,029
Ready Capital Mortgage Financing LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.55%), 7.91%, 10/25/39(a)(c)		5,692	5,684,700
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.47%), 7.82%, 06/25/37(a)(c)		1,055	1,055,532
Series 2023-FL11, Class A, (1-mo. CME Term SOFR + 2.37%), 7.73%, 10/25/39(a)(c)		3,196	3,190,850
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1-mo. CME Term SOFR + 2.25%), 7.61%, 01/19/37(a)(c)		6,154	6,054,654
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class B, 3.93%, 10/10/48		1,000	869,872
Series 2019-PREZ, Class E, 3.48%, 09/15/39(a)(c)		2,000	1,554,366
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/41(a)		3,500	2,891,462
SREIT Trust
Series 2021-MFP, Class F, (1-mo. CME Term SOFR + 2.74%), 8.10%, 11/15/38(a)(c)		2,832	2,698,038
Series 2021-MFP2, Class F, (1-mo. CME Term SOFR + 2.73%), 8.10%, 11/15/36(a)(c)		2,226	2,119,839
STWD Trust
Series 2021-FLWR, Class B, (1-mo. CME Term SOFR + 1.04%), 6.40%, 07/15/36(a)(c)		7,000	6,859,321
Series 2021-FLWR, Class E, (1-mo. CME Term SOFR + 2.04%), 7.40%, 07/15/36(a)(c)		1,738	1,689,977
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. CME Term SOFR + 2.19%), 7.55%, 05/15/37(a)(c)		5,962	5,926,428
THPT Mortgage Trust, Series 2023-THL, Class A, 6.99%, 12/10/34(a)(c)		969	984,865
TTAN, Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.96%), 6.33%, 03/15/38(a)(c)		1,716	1,696,505
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/33(a)(c)		1,340	1,394,679
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(c)		765	700,019
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M6, 7.05%, 10/26/48(a)(c)		929	686,221
Series 2019-1, Class M2, 4.01%, 03/25/49(a)(c)		172	147,559
Series 2019-2, Class M2, 3.39%, 07/25/49(a)(c)		1,296	1,133,782
Series 2019-2, Class M3, 3.48%, 07/25/49(a)(c)		587	505,312
Series 2019-2, Class M4, 3.99%, 07/25/49(a)(c)		1,458	1,219,228
Series 2021-1, Class M4, 2.85%, 05/25/51(a)(c)		2,009	1,434,167
Series 2021-3, Class M4, 3.48%, 10/25/51(a)(c)		2,555	2,103,425
Series 2021-4, Class A, 2.52%, 12/26/51(a)(c)		7,260	5,857,186
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(c)		1,250	906,868
Series 2022-1, Class M4, 5.20%, 02/25/52(a)(c)		5,315	3,928,095
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(c)		1,087	1,035,294
Series 2022-4, Class M3, 7.53%, 08/25/52(a)(c)		1,069	929,461
Series 2023-2, Class A, 6.22%, 05/25/53(a)(c)		929	917,028
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B, 4.03%, 09/15/50		1,000	878,591
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2018-1745, Class A, 3.75%, 06/15/36(a)(c)	USD	3,155	$ 2,749,035
Series 2018-C46, Class A4, 4.15%, 08/15/51		3,740	3,550,382
Series 2019-C49, Class A5, 4.02%, 03/15/52		2,796	2,662,640
Series 2019-C50, Class B, 4.19%, 05/15/52		3,121	2,762,334
Series 2019-C53, Class A3, 2.79%, 10/15/52		1,000	888,759
Series 2020-SDAL, Class D, (1-mo. CME Term SOFR + 2.20%), 7.57%, 02/15/37(a)(c)		1,612	1,575,219
Series 2020-SDAL, Class E, (1-mo. CME Term SOFR + 2.85%), 8.22%, 02/15/37(a)(c)		1,600	1,561,242
Series 2021-C59, Class A4, 2.34%, 04/15/54		5,000	4,195,297
Series 2021-C60, Class A4, 2.34%, 08/15/54		3,000	2,487,253
Series 2021-FCMT, Class A, (1-mo. CME Term SOFR + 1.31%), 6.68%, 05/15/31(a)(c)		4,660	4,526,393
WMRK Commercial Mortgage Trust
Series 2022-WMRK, Class A, (1-mo. CME Term SOFR + 2.79%), 8.15%, 11/15/27(a)(c)		3,829	3,828,967
Series 2022-WMRK, Class B, (1-mo. CME Term SOFR + 3.44%), 8.80%, 11/15/27(a)(c)		1,435	1,433,189
			577,113,509
Interest Only Collateralized Mortgage Obligations — 0.2%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(c)(d)		8,800	354,667
Barclays Mortgage Loan Trust, Series 2023-NQM3, Class XS, 0.82%, 10/25/63(a)(c)		21,273	460,254
JPMorgan Mortgage Trust
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(c)		31,461	854,429
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(c)		18,904	411,217
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(c)		7,873	322,198
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(c)		3,426	93,039
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(c)		61,664	805,569
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 5.74%, 02/25/38(a)(c)		9,617	2,220,559
			5,521,932
Interest Only Commercial Mortgage-Backed Securities — 0.8%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2017-SCH, Class XFCP, 0.00%, 11/15/19(a)(c)(d)		95,950	432
Series 2017-SCH, Class XLCP, 0.00%, 11/15/19(a)(c)(d)		56,050	73
BANK
Series 2019-BN22, Class XA, 0.59%, 11/15/62(c)		38,514	1,082,685
Series 2019-BN22, Class XB, 0.15%, 11/15/62(c)		85,561	732,496
Series 2020-BN28, Class XB, 0.97%, 03/15/63(c)		29,820	1,615,144
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class XD, 1.24%, 02/15/50(a)(c)		10,000	331,696
BBCMS Trust, Series 2015-SRCH, Class XB, 0.20%, 08/10/35(a)(c)		12,500	84,887
Benchmark Mortgage Trust
Series 2019-B12, Class XA, 1.02%, 08/15/52(c)		36,846	1,278,882
Series 2019-B9, Class XA, 1.02%, 03/15/52(c)		15,220	588,764

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2020-B17, Class XB, 0.53%, 03/15/53(c)	USD	17,599	$ 424,007
Series 2020-B19, Class XA, 1.77%, 09/15/53(c)		23,796	1,569,508
Series 2021-B23, Class XA, 1.27%, 02/15/54(c)		18,284	1,107,634
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.73%, 06/15/56(c)		8,111	413,200
BX Trust, Series 2022-GPA, Class XCP, 0.00%, 08/15/23(a)(c)(d)		65,811	1,928
CFK Trust, Series 2019-FAX, Class XA, 0.23%, 01/15/39(a)(c)		62,648	719,021
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class X, 0.51%, 01/10/36(a)(c)		80,300	2,899
Commercial Mortgage Trust, Series 2019-GC44, Class XA, 0.63%, 08/15/57(c)		40,244	980,394
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class XA, 1.54%, 06/15/52(c)		9,639	600,435
Series 2019-C17, Class XA, 1.32%, 09/15/52(c)		3,837	203,407
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(c)		11,214	314,601
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.21%, 05/03/32(a)(c)		144,016	421,376
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(c)		8,570	149,762
Series 2017-C5, Class XB, 0.26%, 03/15/50(c)		30,000	292,749
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(c)		17,400	285,750
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.82%, 03/10/50(a)(c)		8,518	140,665
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.18%, 12/15/47(a)(c)		220	2,991
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.15%, 06/15/50(a)(c)		8,625	519,028
Series 2019-L2, Class XA, 1.00%, 03/15/52(c)		10,970	436,370
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.14%, 12/15/56(c)		34,060	2,266,094
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(a)(c)		28,100	321,304
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(c)(d)(f)		110,000	11
Series 2017-1MKT, Class XNCP, 0.09%, 02/10/32(a)(c)		22,000	57,640
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.46%, 10/15/52(c)		8,882	545,584
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class XB, 0.48%, 04/15/50(c)		7,000	39,680
Series 2016-BNK1, Class XD, 1.25%, 08/15/49(a)(c)		1,000	26,574
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA, 0.99%, 08/15/47(c)		6,501	31,278
			17,588,949
Total Non-Agency Mortgage-Backed Securities — 46.7% (Cost: $1,113,336,843)			1,033,322,865
Security		Par (000)	Value
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac, Series KJ48, Class A2, 5.03%, 10/25/31	USD	1,413	$ 1,425,561
Ginnie Mae, Series 2023-118, Class BA, 3.75%, 05/16/65(c)		812	764,841
			2,190,402
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac
Series K116, Class X1, 1.42%, 07/25/30(c)		23,813	1,709,991
Series KL05, Class X1P, 0.89%, 06/25/29(c)		12,845	541,937
Ginnie Mae
Series 2016-36, Class IO, 0.66%, 08/16/57(c)		2,662	70,992
Series 2017-24, Class IO, 0.75%, 12/16/56(c)		11,725	366,115
			2,689,035
Total U.S. Government Sponsored Agency Securities — 0.2% (Cost: $6,064,203)			4,879,437
Total Long-Term Investments — 94.5% (Cost: $2,231,817,861)			2,091,324,016
	Shares
Short-Term Securities
Money Market Funds — 5.5%
Dreyfus Treasury Securities Cash Management, Institutional Class, 5.25%(j)	121,620,700	121,620,700
Total Short-Term Securities — 5.5% (Cost: $121,620,700)		121,620,700
Total Investments Before TBA Sale Commitments — 100.0% (Cost: $2,353,438,561)		2,212,944,716
		Par (000)
TBA Sale Commitments(k)
Mortgage-Backed Securities — (1.0)%
Uniform Mortgage-Backed Securities
2.00%, 01/01/54	USD	(4,579)	(3,741,767)
2.50%, 01/01/54		(22,139)	(18,831,845)
Total TBA Sale Commitments — (1.0)% (Proceeds: $(21,329,333))			(22,573,612)
Total Investments Net of TBA Sale Commitments — 99.0% (Cost: $2,332,109,228)			2,190,371,104
Other Assets Less Liabilities — 1.0%			21,053,588
Net Assets — 100.0%			$ 2,211,424,692
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Zero-coupon bond.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
(i)	Perpetual security with no stated maturity date.
(j)	Annualized 7-day yield as of period end.
(k)	Represents or includes a TBA transaction.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,815,947	EUR	13,502,000	UBS AG	03/20/24	$ (138,334)

OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	140	$ 24,404	$ 4,352	$ 20,052
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	53	9,239	3,776	5,463
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	27	4,706	1,374	3,332
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	—	—	—	—
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	1	—	—	—
							$ 38,349	$ 9,502	$ 28,847
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.A	2.00%	Monthly	Goldman Sachs Bank USA	09/17/58	Not Rated	USD	5,000	$ (472,289)	$ (89,569)	$ (382,720)
CMBX.NA.9.A	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	187	(17,695)	(429)	(17,266)
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	220	(38,349)	(24,167)	(14,182)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	1,000	(239,313)	(76,986)	(162,327)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	500	(119,656)	(46,432)	(73,224)
								$ (887,302)	$ (237,583)	$ (649,719)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 1,013,408,449	$ 21,669,373	$ 1,035,077,822
Corporate Bonds	—	75,066	—	75,066
Floating Rate Loan Interests	—	—	17,968,826	17,968,826
Non-Agency Mortgage-Backed Securities	—	1,029,713,084	3,609,781	1,033,322,865
U.S. Government Sponsored Agency Securities	—	4,879,437	—	4,879,437
Short-Term Securities
Money Market Funds	121,620,700	—	—	121,620,700
Liabilities
TBA Sale Commitments	—	(22,573,612)	—	(22,573,612)
	$ 121,620,700	$ 2,025,502,424	$ 43,247,980	$ 2,190,371,104
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 28,847	$ —	$ 28,847
Liabilities
Credit Contracts	—	(649,719)	—	(649,719)
Foreign Currency Exchange Contracts	—	(138,334)	—	(138,334)
	$ —	$ (759,206)	$ —	$ (759,206)
(a)	Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Unfunded Floating Rate Loan Interests	Total
Assets
Opening Balance, as of March 31, 2023	$ 16,155,741	—(a)	$ 10,673,297	$ 29,337,894	$ 17,129	$ 56,184,061
Transfers into Level 3(b)	—	$ —	7,643,442	3,146	—	7,646,588
Transfers out of Level 3(c)	(7,285,293)	—	—	(26,367,966)	—	(33,653,259)
Accrued discounts/premiums	(316,863)	—	35,849	46,787	—	(234,227)
Net realized gain (loss)	—	—	(31,782)	—	—	(31,782)
Net change in unrealized appreciation (depreciation)(d)	503,240	—	142,762	(59,708)	(17,129)	569,165
Purchases	12,612,548	—	8,670,193	1,658,398	—	22,941,139
Sales	—	—	(9,164,935)	(1,008,770)	—	(10,173,705)
Closing Balance, as of December 31, 2023	$ 21,669,373	—(a)	$ 17,968,826	$ 3,609,781	$ —	$ 43,247,980
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2023(d)	$ 503,240	—	$ 160,449	$ (59,708)	$ —	$ 603,981

(a)	Rounds to less than $1.
(b)	As of March 31, 2023, the Fund used observable inputs in determining the value of certain investments. As of December 31, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(c)	As of March 31, 2023, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(d)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series A Portfolio
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A  significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $15,559,575. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Asset-Backed Securities	$ 9,023,598	Income	Discount Rate	9%	—
Floating Rate Loan Interests	17,968,826	Income	Discount Rate Credit Spread	7% - 7% 725	7% —
Non-Agency Mortgage-Backed Securities	695,981	Income	Discount Rate	14%	—
	27,688,405

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
Currency Abbreviation
EUR	Euro
USD	United States Dollar
Portfolio Abbreviation
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
DAC	Designated Activity Co.
EURIBOR	Euro Interbank Offered Rate
IO	Interest Only
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
OTC	Over-the-Counter
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced